National Integrity AnnuiChoice II
As filed with the Securities and Exchange Commission on April 24, 2026
Registration Nos. 333-44892 and 811-04846

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number
Post-Effective Amendment Number: 40    [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 173    [x]
(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company
(Exact Name of Registrant)

National Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1648
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1648
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling, Esq.
Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2026 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: AnnuiChoice Flexible Premium Variable Annuity

AnnuiChoice® II Variable Annuity
May 1, 2026
National Integrity Life Insurance Company
Separate Account I of National Integrity Life Ins Co
This prospectus describes the AnnuiChoice II flexible premium deferred variable annuity contract and the Investment Options available under the contract. This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. New contract sales are no longer accepted, although current owners may continue to make premium payments.
The contract is a complex investment and involves risks, including potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, negative market value adjustments on contributions allocated to the Fixed Accounts, taxes, and tax penalties.

You may allocate your contributions to the Investment Options under the contract, which include Variable Account Options and Fixed Accounts. Additional information about the Investment Options is available in Appendix A of this prospectus.

National Integrity Life Insurance Company’s obligations under the contract are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.
This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.
Although this prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract. You can find information about the options, features, and charges that may have changed in Part 10 – Prior Contracts.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

GLOSSARY
Account Value - the value of your contract, which consists of the values of your Investment Options added together.
Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.
Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.
Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.
Benefit Base - value used to determine payments under GLIA Plus. It is the larger of your Roll-Up Base or your Step-Up Base.
Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.
Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.
Business Day - any day that the New York Stock Exchange is open.
Contract Anniversary - occurs once annually on the same day as the Contract Date.
Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.
Contract Year - a year that starts on your Contract Date or any Contract Anniversary.
Death Benefit - benefit paid to the Annuitant's beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.
Distribution on Death - a distribution paid to the owner's beneficiary after the death of the owner.
Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options. The Fixed Accounts are
subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. Being subject to the Standard Nonforfeiture Law for Individual Deferred Annuities means the minimum amount available from the Fixed Accounts on any withdrawal will not be less than the minimum nonforfeiture amount under state law.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.
Fund - an investment in which a Variable Investment Option invests. A Fund also may be referred to as a “portfolio”.

General Account - the account that contains all of our assets other than those held in separate accounts.
Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.
Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.
GLIA and GLIA Plus Investment Strategies - Investment strategies available when a GLIA or GLIA Plus Rider is purchased.
Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.
Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.
Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.
Highest Anniversary Death Benefit - an optional Death Benefit.
Investment Options - Variable Account Options and Fixed Accounts, collectively.
IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Tax Code.
IRS - the Internal Revenue Service.
Maximum Retirement Date - the last Annuitant's 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.
Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.
Bonus Base - On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.
Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.
Qualified Age - the age by which you must commence required minimum distributions from a Qualified Contract in accordance with the Tax Code and applicable IRS regulations. For an owner that reached age 70½ on or before December 31, 2019, the applicable age is 70 ½. For an owner that reached age 72 on or before December 31, 2022, the applicable age is 72. For an owner that reached age 72 after December 31, 2022 and reaches age 73 on or before December 31, 2032, the applicable age is 73. For an owner that reaches age 74 after December 31, 2032, the applicable age is 75.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.
Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit or receive a lump sum payment.
Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.
Separate Account - Separate Account I of National Integrity Life Insurance Company.
Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.
Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.
Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the IRS.
Unit - measure of your ownership interest in a Variable Account Option.
Unit Value - value of each Unit calculated on any Business Day.
Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Fund with the same name.

Part 1 – Overview, Important Information You Should Consider, Fee Table, and Principal Risks

Overview of the Contract
The following is intended as a summary. Please read each section of this prospectus for additional detail.
“We,” “our,” “us,” "the Company" and "National Integrity Life" mean National Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," "Distribution on Death of Owner” and “Spousal Continuation." Also, see Appendix D.
The contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, and thus is best suited for those with a long investment horizon. Although you have the ability to make partial withdrawals and/or surrender the contract at any time during the accumulation phase, the contract should not be viewed as a highly liquid investment.

Your Rights and Benefits
As the owner of the contract, you have the following rights:
•To contribute, transfer and withdraw money. See Part 5.
•To invest in the Investment Options. See Part 3.
•To elect an Annuity Benefit. See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”
•To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.
•To name the Annuitant.
•To name the Annuitant’s beneficiary to receive the Death Benefit on the death of the Annuitant before the election of an Annuity Benefit and to receive any remaining payments after the election of an Annuity Benefit. See Part 5, sections titled “Death Benefit Paid on Death of Annuitant” and “Maximum Retirement Date and Annuity Benefit.”
•To name the owner's beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of the owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled "Distribution on Death of Owner." If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.
Phases of the Contract
The contract has two phases – the accumulation phase and the annuity phase. During the accumulation phase, subject to certain restrictions, you can apply contributions to your contract, and we provide a Death Benefit. Once you begin receiving an Annuity Benefit, your contract enters the annuity phase. During the annuity phase, we make periodic payments to you, consistent with the Annuity Benefit that you select. Once you begin the annuity phase, you will receive a stream of income payments and will be unable to make withdrawals, and the Death Benefit and any optional living benefits you may have elected will terminate.

Your Right to Revoke (Free Look Period)
You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. (The Administrative Office is National Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720. Our express mail address is National Integrity Life Insurance Company, 400 Broadway, MS 74, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-433-1778. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment performance of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return your contribution, or some amount other than your Account Value. In that case we will return the greater of the amount required by state law and your Account Value.
Investment Goals and Risks
The contract allows you to accumulate money for retirement or other long-term goals. You may invest in any of the Investment Options available to you under the contract, including the Variable Account Options and the Fixed Accounts. Each Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Funds, each of which invests in common stocks, bonds or other investments. You could lose money if one or more of the issuers of investments held by a Fund becomes financially impaired or if the market as a whole declines. Under the Fixed Accounts, you can invest in the Guaranteed Rate Options or the Systematic Transfer Options and receive a specified level of interest. There is a Market Value Adjustment associated with the Guaranteed Rate Options, under which your Account Value in that option could increase or decrease.
Additional information about each Investment Option is provided in Appendix A to this prospectus, entitled “Funds Available Under the Contract.”
Account Value and Surrender Value
Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment performance of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts (Guaranteed Rate Options and the Systematic Transfer Option) is guaranteed, subject to any applicable Market Value Adjustments (MVAs) that apply to the Guaranteed Rate Options. Your Account Value also is subject to various charges. See Part 4.
Your minimum Account Value is $5,000. If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLIA or GLIA Plus Rider.
The ability of National Integrity Life Insurance Company to fulfill its obligations under the Fixed Accounts, and under the optional riders referenced below, is dependent on its financial strength and claims-paying ability.

Contract Benefits
The contract offers features that are included as part of the base contract charge and optional benefits that come with an additional charge.
There is a standard Death Benefit that comes with no additional charge, and varies depending on the Annuitant's age on the Contract Date. For example, for contracts where the Annuitant's age on the Contract Date is between 74 and 85, the Death Benefit is the greater of (a) total contributions minus proportional adjustments for any withdrawals (and associated charges) or (b) the Account Value on the Death Benefit Date. See Standard Death Benefit in Part 5 for additional details. The Death Benefit may be taken as a lump sum, may be deferred for a period of time, or may be paid out in an income payout option.
We also offer, as standard features of the Contract, various automated investment programs. Specifically, we offer:
•Systematic Withdrawal Program. This program allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.
•Income Plus Withdrawal Program. This program allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract any time before you reach age 59½.
•Choices Plus Required Minimum Distribution (RMD) Program. This program allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn the age by which you must commence required minimum distributions from a Qualified Contract in accordance with the Tax Code and applicable IRS regulations (for an owner that reached age 72 on or before December 31, 2022, the applicable age is 72; for an owner that reached age 72 after December 31, 2022 and reaches age 73 on or before December 31, 2032, the applicable age is 73; and for an owner that reaches age 74 after December 31, 2032, the applicable age is 75) ("Qualified Age").
•Dollar Cost Averaging Program. Under this program, we transfer contributions that you have allocated to the Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option.
•Systematic Transfer Program. Under this program, we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options (or to the Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis.
•Customized Asset Rebalancing Program. This program allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.
•Systematic Contributions Program. This program allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.
We also offer optional benefits, which bear an additional charge. Optional living benefits currently offered as part of this contract are as follows:

The Highest Anniversary Death Benefit Rider (HADB) is one optional Death Benefit that we offer. HADB is an optional benefit Rider that provides an enhancement of the standard Death Benefit. For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of (a) your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary or (b) the standard Death Benefit.
Previously-offered optional living benefits and optional death benefits are discussed in Part 10 of this prospectus, and summary information concerning those benefits appears in the prospectus section entitled Benefits Available Under The Contract in Part 5 of this prospectus.
We charge additional fees for these optional benefits. See “Fee Tables”.
Annuity Benefits
No later than the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. We currently offer four annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time.
If you annuitize, you will receive a stream of annuity payments. However, you will be unable to make withdrawals and death benefits and living benefits will terminate.
How Your Contract is Taxed
This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit. A Qualified Annuity is an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.
Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.
Contract Adjustments
Amounts removed from the Guaranteed Rate Options (GRO) due to withdrawal, transfer, election of an Annuity Benefit, if we make a Distribution on Death of the owner before the end of the Guarantee Period before the end of the Guarantee Period are subject to a Market Value Adjustment, under which your value in the GRO could increase or decrease, subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. Being subject to the Standard Nonforfeiture Law for Individual Deferred Annuities means the minimum amount available from the GRO will not be less than the minimum nonforfeiture amount under state law, and cannot result in a loss of principal on your allocation to the GRO.

Important Information You Should Consider About the AnnuiChoice Contract

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Additionally, if all or a portion of your value in a Guaranteed Return Option is withdrawn before the end of the Guarantee Period, a Market Value Adjustment (MVA) may apply, which may be negative. The MVA formula also contains a factor of 0.25%, which represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value. The MVA may reduce your credited interest, but you cannot lose principal due to the MVA. The MVA may apply if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, or if we make a Distribution on Death of the owner before the end of the Guarantee Period. No MVA applies any time within 30 days of the expiration of the GRO Guarantee Period or to partial withdrawals up to the greater of the Free Withdrawal Amount or the amount of required minimum distributions under the Tax Code.
Deductions and Charges
Are There Transaction Charges?
Yes. In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.
Deductions and Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
Annual Fee	Minimum	Maximum
1. Base contract	1.15% [1]	1.15% [1]
2. Investment options (Fund fees and expenses)	0.25% [2]	3.48% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3,4]	2.00% [3]

(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/25, and will vary from year to year.
(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.
(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,312.48	$5,178.37
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers,
      or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. • You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No.
• This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges, taxes and tax penalties may reduce the value of your contract if you withdraw money during the withdrawal charge period. Amounts removed from a GRO before end of a GRO Guarantee period may result in a negative Market Value Adjustment.
• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract

What Are the Risks Associated with the Investment Options?	• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.
• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
What Are the Risks Related to the Insurance Company?	• An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-325-8583.	Principal Risks of Investing in the Contract

Restrictions	Location in Prospectus
Are There Limits on the Investment Options?	Yes.
• National Integrity Life Insurance Company reserves the right to remove or substitute Funds as investment options available under the contract.
• We reserve the right to limit transfers if frequent or large transfers occur.
• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Rider.
• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.
• The Systematic Transfer Option Fixed Account option is available for new contributions only.
National Integrity Life and the Separate Account Terms of your Variable Annuity Optional Benefits

Are There Any Restrictions on Contract Benefits?
Yes.
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• The GLIA Rider terminates when you elect an Annuity Benefit, and the GLIA Plus Rider terminates when you elect an Annuity Benefit other than an LPA Annuity Option. Each Rider terminates automatically in certain other scenario.

• The Enhanced Earnings Benefit Rider terminates automatically if you surrender the contract or elect an Annuity Benefit.

• The maximum benefit under the EEB Rider is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges.

• Under the previously-offered Guaranteed Minimum Withdrawal Benefit, you cannot cancel the Rider for 10 years.

• Under the previously-offered Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options.

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings.
Optional Benefits

Taxes	Location in Prospectus
What are the Contract's Tax Implications?
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?
• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Commission Allowance and Additional Payments to Distributors
Should I Exchange My Contract?
• Some investment professionals may have a financial incentive to offer you the contract in place of the one you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender or make withdrawals from the contract, or transfer contract value between Investment Options. State premium tax may also be deducted.1

Transaction Expenses

Deferred Sales Load - as a percentage of contributions [2]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
THE FEES SET FORTH IN THE TABLES BELOW AND THE AMOUNTS SET FORTH IN THE EXPENSE EXAMPLES BELOW APPLY TO THE ANNUICHOICE II CONTRACTS. PLEASE SEE PART 10 OF THIS PROSPECTUS FOR INFORMATION CONCERNING THE PREVIOUSLY-OFFERED ANNUICHOICE I CONTRACTS.
Annual Contract Expenses (contracts other than AnnuiChoice I)

	Maximum Charge	Current Charge
Administrative Expenses [4]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[5]	1.15%	1.15%
Optional Benefits
Highest Anniversary Death Benefit (assessed on value in Variable Account Options)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [6]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [6]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [6]	2.00%	1.35%
_________________________________________________________
1 State premium taxes currently range from 0% to 3.5%.
2 Withdrawal charges decrease based on the age of each contribution. See Part 4.
3 This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
4 This is the Annual Administrative Charge, which will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
5 Base Contract expenses consist of the 1.15% mortality and expense risk charge. The 1.15% charge applies to AnnuiChoice contracts other than AnnuiChoice1. For details concerning AnnuiChoice I, see Part 10 of this prospectus.
6 Available for contracts purchased before January 1, 2024. See Part 10.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A – Investment Options Available Under The Contract.

Annual Fund Expenses*- for AnnuiChoice contracts other than AnnuiChoice I	Maximum	Minimum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	3.48%	0.25%
*The expenses listed are for the year ended December 31, 2025, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges that what is depicted here.
Example – AnnuiChoice contracts other than AnnuiChoice I

The example is intended to help you compare the cost of investing in the Variable Account Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual Fund expenses.
The Example assumes all Contract value is allocated to the Variable Options. Your costs could differ from those shown below if you invest in the Fixed Accounts.

Each example assumes that you invest $100,000 in the Variable Account options for the time periods indicated. Each example also assumes that your investment has a 5% return each year, and (except for the “no rider” example) assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
For Contracts Purchased On Or After March 1, 2015:*

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (3.48%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example.
Based on these assumptions, your costs would be:
Pinnacle (pre 1-1-12) Integrity     11
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$14,140	$26,451	$38,765	$71,245

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$7,140	$21,451	$35,765	$71,245

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (3.48%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,819	$19,485	$27,185	$48,588

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,819	$14,485	$24,185	$48,588
* If you purchased your contract before March 1, 2015, see Part 10 for expense examples.
innacle (pre 1-1-12) Integrity     12
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract.
Market Risk. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios and other Investment Options you select. You bear the risk of any decline in the Account Value caused by the performance of the Funds. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the subaccounts you have selected (which invest in the underlying Funds) make money, your contract value goes up. If they lose money, your contract value goes down. You bear the entire investment risk. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Early Withdrawal and Surrender Risk. Variable annuities are not a short-term investment vehicle, so you should carefully consider the risks associated with withdrawals under the contract. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½.In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon. You should carefully consider your income and liquidity needs before purchasing a contract.

Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.

If you participate in an optional benefit, withdrawals can have a significant impact on the values under the benefit. For example, under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges (which could more than a dollar-for dollar effect). If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.

Investment Restrictions – Opportunity Risks. Certain riders under the contract (e.g., Guaranteed Lifetime Income Advantage) restrict your choice of available Portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Portfolios that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to retain any such optional benefit.

Risk Associated With Election of Optional Benefits. In general, the optional benefits impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold a GLIA rider for many years and die sooner than anticipated, without having taken withdrawals. Please also be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLIA rider or the GLIA Plus rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets.

Contract Changes Risk. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:

•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.

We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.

Part 2 – National Integrity Life and the Separate Account
National Integrity Life Insurance Company
National Integrity Life is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. National Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.
National Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under a GLIA or GLIA Plus Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.
The Western and Southern Life Insurance Company, National Integrity Life’s indirect parent company, has guaranteed the insurance obligations of National Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.
Separate Account I and the Variable Account Options
Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.
Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. National Integrity Life Insurance

Company is responsible for all obligations under the contract. However, the assets of National Integrity Life will not be used to pay any liabilities of Separate Account I, other than those arising under variable annuity contracts supported by Separate Account I.
Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.
The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Fund with the same name. The Variable Account Options currently available to you are listed in in Appendix A of this prospectus.
Distribution of Variable Annuity Contracts
Touchstone Securities, Inc., an affiliate of National Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and National Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.
Changes in How We Operate
We can change how the Company or our Separate Account operates, subject to the approval of federal and state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options
You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you own a GLIA or GLIA Plus Rider, your Investment Options are limited. See Part 10.)

The Variable Account Options

Each Variable Account Option invests in shares of a mutual fund, referred to as a Fund. Each Variable Account Option and its corresponding Fund share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Fund in which the Variable Account Option invest. There is a risk of loss of the entire amount invested For a full description of each Fund, see that Fund’s prospectus and SAI. See also Appendix A of this prospectus.

Information regarding each Fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the appendix to this prospectus entitled “Investment Options Available Under the Contract”. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper copies of those prospectuses by calling our Administrative Office toll-free at 1-800-433-1778.

We have entered into agreements with the investment advisors and/or distributors of each of the Funds. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Funds as consideration for payments. The Funds or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Funds. These fees may be paid by the investment advisors from the investment advisors' assets or from the Funds under plans adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Funds include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying Investment
Options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Funds. We also provide marketing and distribution services for the Funds.
Static Asset Allocation Models
We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.
We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.
Each asset allocation model contemplates that a percentage of your Account Value is allocated to each Variable Account Option included in the model. The percentage allocation to any given Variable Account Option may be the same as that for another Variable Account Option or may differ. We revise each model annually, and such revisions can involve the identity of the Variable Account Options included in the model and/or the percentage allocation to each Variable Account Option. When you select a model, we allocate your Account Value according to the model. If you have opted for rebalancing, we rebalance your Account Value to conform to the percentages in the model you selected and with the rebalancing frequency you selected. If you have not opted for rebalancing, we do not rebalance your Variable Account Option allocations. Apart from any such rebalancing, we make no changes to your Account Value allocations unless and until you give us further instructions. Thus, for example, we would not initiate a change to your Account Value allocations if, in a subsequent year, the percentage allocations under the model are changed. Nor would we notify you of a decision to cease offering a given model for new elections.
You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.
Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue the program or add, eliminate, or change the models at any time.
For further information about the static asset allocation models, please contact our Administrative Office.
The Fixed Accounts
Our Fixed Accounts are offered through a non-unitized separate account, which supports the GROs and STOs for this annuity contract. Like Separate Account I, the non-unitized separate account is a separate account of National Integrity Life, where the assets in the account are kept separate from the general account assets of National Integrity Life and are used to support obligations under the pertinent contracts. Also like Separate Account I, assets in the non-unitized separate account are insulated from National Integrity Life’s general account, meaning that general account liabilities are not imputed to the separate account. However, whereas interests in Separate Account I are denominated in units that you can purchase and redeem, interests in the separate account used for the Fixed Accounts are measured simply in dollar amounts rather than units – thus, the separate account is called “non unitized.”

Guaranteed Rate Options
We currently offer GROs with Guarantee Periods of five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.
The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.
We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.
If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.
All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.
Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.
If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:
•For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.
•If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.
You cannot renew into a GRO that would mature after your Maximum Retirement Date.
Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.
The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.
The MVA formula also contains a factor of 0.25%. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.
See the Statement of Additional Information for more information about the formula we use to calculate the MVA and for illustrations of the MVA.
Systematic Transfer Options
We offer STOs that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.
The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details.

Part 4 – Deductions, Charges, and Adjustments
Mortality and Expense Risk Charge
We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.
Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.
We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.
Annual Administrative Charge
We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.
The annual administrative charge helps offset the expenses of administering the contracts, discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge
We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.
Fund Charges
The Variable Account Options buy shares of the corresponding Funds at each Fund’s net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. Please refer to Appendix A and the individual Fund prospectuses for complete details on Fund expenses.

As discussed in the section above entitled The Variable Account Options, we receive payments from the Funds or their investment advisors or distributors. These fees may affect the total Fund expenses and may increase the expenses of the Funds.
Withdrawal Charge
If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0%

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for federal income tax purposes, withdrawals are generally considered gain first. See Part 8.
Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.
Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."
We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount. When the withdrawal charge is deducted from the Account Value, it is deducted on a pro rata basis from the subaccounts then held under the contract.
We will not deduct a withdrawal charge from:
•the Death Benefit paid on the death of the Annuitant; or

•a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)
If a withdrawal of a contribution would be subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”
For more information and examples of the application of a withdrawal charge, see Appendix B.
Reduction or Elimination of the Withdrawal Charge
We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us. Examples of these relationships would include being an employee of National Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.
Disability Waiver
We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more if you become disabled any time before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.
We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners, and either meets the requirements, the waiver will be applied.
Commission Allowance and Additional Payments to Distributors
We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions and up to 0.25% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.
National Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are: BOK Financial Securities, Inc., Cadaret, Grant & Co., Inc., CUSO Financial Services, LP, Frost Brokerage Services, Inc., Huntington Securities, Inc., LPL Financial LLC, PNC Investments LLC, and Santander Securities LLC.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.
Optional Benefit Charges
If you purchased one or more of the optional benefit Riders offered with this contract at the time you purchased you contract, it is provided at an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6 for currently available Riders and in Part 10 for Riders that are no longer available for purchase.
Transfer Charge
You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.
Tax Reserve
In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.
State Premium Tax
We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.
Contract Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity

Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals, transfers, election of Annuity Benefits, or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount.

The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied. The GRO Value is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means that the minimum amount available from the GRO will not be less than the minimum nonforfeiture amount. The may reduce the interest credited on your value in the GRO, but you cannot lose principal on your allocation to the GRO.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value. The MVA protects us from losses on our investments supporting the GRO if amounts are withdrawn prematurely.

The MVA formula also contains a factor of 0.25%. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See the Statement of Additional Information for more information about the formula we use to calculation the MVA and for illustrations of the MVA.

You can obtain information about the current amount of an MVA that would apply to a transaction by calling our Administrative Office. The current value quoted to you may differ from the actual amount calculated at the time of the transaction.

Part 5 – Terms of Your Variable Annuity
Purchasing the Contract
If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.
To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$10,000
Minimum additional contribution	$100
Maximum total contributions	$1,000,000	if the Annuitant is age 75 or younger
	$500,000	if the Annuitant is age 76 or older

Different contribution limits apply if you selected a GLIA or GLIA Plus Rider. See Part 10. If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach the Qualified Age under the Tax Code, you must take your required minimum distributions for the current calendar year before you purchase this contract unless an exemption is otherwise available under applicable law. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions. We may issue the contract for less than the minimum initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the minimum initial contribution amount. We may also issue the contract for up to 10% less than the minimum initial contribution indicated above.
Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.
Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.
We will invest each additional contribution according to the allocation we have on record as your “future allocation.” If you submit a contribution without allocation instructions, we allocate the contribution consistent with your most recent allocation (which could be your initial allocation instructions if those are the most recent). You can change your future allocation for additional contributions at any time by writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See "Transfers" in Part 5. Different rules apply to the GLIA or GLIA Plus Investment Strategies. See Part 10.
We will accept additional contributions at any time through age 92. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.
Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or your allocations used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.
Units in Our Separate Account
Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.
Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of Owner, to pay the annual administrative charge, to pay for certain optional benefits, and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.
If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.
The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Funds, which reflects the investment income, realized and unrealized capital gains and losses of the Funds, as well as the Fund’s expenses.
How We Determine Unit Value
We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:
•First, we take the value of the Fund shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Funds.
•Next, we add any dividends or capital gains distributions by the Fund on that day.
•Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.
•Then we divide this amount by the value of the Fund shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.15%.
Generally, this means that we adjust Unit Values to reflect the investment performance of the Funds and the mortality and expense risk charge.
Transfers
You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions.
•The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.
•Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.
•Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.
•Transfers within or among the GLIA or GLIA Plus Investment Strategies are restricted. See Part 10.
If you reallocate some or all of your Account Value invested in the Variable Account Options and GROs at one time, it will count as one transfer.
You have 12 free transfers during a Contract Year. After you reach this limit, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”
You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:
•the contract number,
•the amounts to be transferred, and
•the Investment Options to and from which the amounts are to be transferred.
If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.
You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.
If we receive your transfer request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.
A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.
Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 10.
Excessive Trading
We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Funds.
We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.
We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading
This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Fund, increase Fund expenses and affect Fund performance.
The following policies for transfers between Investment Options are designed to protect contract Owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.
1.    Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:
•a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;
•a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.    Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.
3.    Notification. We will notify you if your requested transfer is not made.
4.    Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Fund’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.
•If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.
•In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.
5.    20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.
•All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service. We will process the cancellation request as of the day we receive it.
•Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.
•Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.
Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Fund’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Fund investment advisors regarding improper trading.
We have entered into agreements with each Fund company as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Fund if its frequent trading policies are violated or if the Fund determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Fund’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Fund, and the investment advisor rejects a trade or restricts further trading in that Fund by the individual or group, we will comply with that request promptly. We will reject a trade or impose the Fund investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.
We may modify these restrictions at any time in our sole discretion.
Withdrawals
You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.
We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.
For partial withdrawals, the total amount deducted from your Account Value will include:
•the withdrawal amount requested,
•plus or minus any MVA that applies (see Part 3, section titled "Market Value Adjustments"),
•plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge").
The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.
Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.
Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 10.
Additional restrictions apply to withdrawals if you have a GLIA or GLIA Plus Rider. See Part 10.
Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.
Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

•10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or
•10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)
If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.
The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.
The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”
Assignments
You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a GLIA or GLIA Plus Rider.
Death Benefit Paid on Death of Annuitant
Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. (See section titled “Distribution on Death of Owner.”) You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:
•the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and
•there is no contingent Annuitant.
A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.
If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.
The Annuitant's beneficiary may elect to take the Death Benefit in one of the following forms:

1.    lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.
2.    deferral for up to five or ten years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five or ten years (as permitted under the tax rules). At the end of five or ten years, the entire amount must be paid to the beneficiary.
3.    irrevocable income payout option – if an "eligible designated beneficiary" elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days after the death of the Annuitant. Distributions must begin within one year from the date of death.
If the beneficiary selects option two or three above, for any money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.
If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.
You may elect to have the Death Benefit paid to the Annuitant's beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.
You may change the Annuitant's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.
Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix C for assistance in structuring your contract.
Standard Death Benefit
The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.
•For contracts where the Annuitant's age on the Contract Date is up to and including age 73:
◦If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:
◦total contributions minus proportional adjustments for any withdrawals (and associated charges); or
◦the Account Value on the Death Benefit Date.
If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

◦your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);
◦total contributions minus proportional adjustments for any withdrawals (and associated charges); or
◦the Account Value on the Death Benefit Date.

•For contracts where the Annuitant's age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:
◦total contributions minus proportional adjustments for any withdrawals (and associated charges); or
◦the Account Value on the Death Benefit Date.
The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date. Specifically, we will allocate that difference to each Investment Option held under the contract immediately prior to the death and to each such Investment Option in the same proportion that the Investment Option represented to the overall Account Value immediately prior to death.

Effect of Withdrawals on the Death Benefit
If you take a withdrawal from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. The following example shows the effect of a withdrawal where the Death Benefit amount is based on total contributions:
•if your Death Benefit is $100,000 (i.e., representing total contributions of $100,000) where your current Account Value is $80,000 and the Account Value on the seventh Contract Anniversary also is a lesser amount,
•and you take a withdrawal of $10,000 (which includes any withdrawal charge and associated charges),
•we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to your Account Value at the time of the withdrawal ($10,000 /$80,000);
•therefore, your Death Benefit is reduced by $12,500 – to $87,500.
Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.
This example is for illustrative purposes only and does not predict results.
Distribution on Death of Owner
If you (as owner) die, and the Annuitant (or a contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner's beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner's beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.
You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.
If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.
If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner's beneficiary in one of the following forms:
1.    lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.
2.    deferral for up to five or ten years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available for a period of up to five or ten years (as permitted under the tax rules). At the end of five or ten years, the entire Surrender Value as of that date must be paid to the beneficiary.
3.    irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.
If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.
If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.
If your (owner's) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix C.
You may change the owner's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.
Spousal Continuation
Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner's sole beneficiary. This is called standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.
Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:
•you are the sole owner and Annuitant;
•no contingent Annuitant is named;
•no joint owner is named;
•your surviving spouse is the owner’s sole beneficiary; and
•your surviving spouse is the Annuitant’s sole beneficiary.
Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.
The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:
•withdrawal charges no longer apply; and
•we will no longer accept additional contributions.
When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.
Under either type of spousal continuation:
•if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken:
•certain Investment Options or administrative programs may not be available on the continued contract; and
•we may make changes to continued contracts that are permitted by law.
See Appendix C for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.
The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.
Death Claims
A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork in Good Order including his or her election.
During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.
If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.
Death Benefit proceeds ordinarily will be paid within 7 days after receipt at our Administrative Office of an original certified death certificate and death claim paperwork in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.
Maximum Retirement Date and Annuity Benefit
Your Annuity Benefit is available any time after your first Contract Anniversary up until the last Annuitant's 100th birthday. The last Annuitant’s 100th birthday is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.
Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100. The dollar amount of each annuity payment decreases as the frequency of the annuity payments increases (e.g., annuity payments received monthly will be less than those received semi-annually with respect to a given sum that is annuitized.
We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time:
•life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.
•period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.
•life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.
•life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.
If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the life and 10-year certain Annuity Benefit option.
You may not apply a portion of your Account Value to an Annuity Benefit.
Annuity Benefit Payments
The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant's age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.
If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment
We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:
(1)    the New York Stock Exchange has been closed or trading on it is restricted;
(2)    an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or
(3)    the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.
How You Make Requests and Give Instructions
When you write to our Administrative Office, use the address listed in the glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.
Financial Intermediary Variations

Variations in contract benefits or features described in this prospectus may be imposed without our knowledge by some financial institutions or broker-dealers through which the Contract was sold. For example, your financial professional may not recommend a particular investment option or contract benefit to you. Because of the breadth of our distribution network and our agreements with our distribution partners, we cannot obtain pertinent information regarding such variations without unreasonable effort and expense. If you have any questions about any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you, please reach out to your financial institution or broker-dealer.

Abandoned or Unclaimed Property
Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.
With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, the Systematic Contributions program, the Customized Asset Allocation program, and the Dollar Cost Averaging program, note that although these programs are a standard part of the AnnuiChoice contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit upon Annuitant's death – Death Benefit calculation method differs based on contract issue date	Standard	Fee included in Base Contract Fee
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.	Optional	None	•If you do not have enough Account Value to make withdrawal, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with GLIA Rider or GLIA Plus Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program not available with GLIA Rider or GLIA Plus Rider.

Systematic Transfer Program	Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options on a monthly or quarterly basis	Optional	None
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on pro rata basis and your enrollment in program will end
•Not available with GLIA or GLIA Plus Rider in New York

Systematic Contributions Program	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make contributions to annuity contract.	Optional	None	•Minimum amount for systematic contributions is $100 per month •Not available with GLIA Rider or GLIA Plus Rider
Customized Asset Rebalancing Program	Allows you to establish rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.	Optional	None
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Dollar Cost Averaging Program
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
		Optional	None	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program not available with GLIA Rider or GLIA Plus Rider
Highest Anniversary Death Benefit	Provides enhancement of standard Death Benefit featuring as an element highest Account Value on a Contract Anniversary	Optional	0.20% of value of Variable Account Options, assessed quarterly	•Highest Account Value on any Contract Anniversary is reduced proportionally by withdrawals and associated charges
GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions met	Optional	1.20% of Payment Base for GLIA (individual rider); 1.60% of Payment Base for GLIA (spousal rider); and 2.00% of Benefit Base (GLIA Plus)
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Guaranteed Rate Options	Account Value in GRO earns interest for duration of Guarantee Period	Optional	None
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to distribution on Death of owner before end of Guarantee Period
•Generally if Guaranteed Interest Rates have increased since time of your contribution or transfer to GRO, MVA will reduce your GRO Value

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; disability)	Standard	No additional charge for withdrawal charge waiver feature	•Absent such waivers, you may pay a surrender charge upon a withdrawal
OPTIONAL BENEFITS THAT ARE NO LONGER AVAILABLE FOR ELECTION
GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions met	Optional	1.20% of Payment Base for GLIA (individual rider); 1.60% of Payment Base for GLIA (spousal rider); and 2.00% of Benefit Base (GLIA Plus)
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Guaranteed Minimum Withdrawal Benefit
Guaranteed Minimum Withdrawal Benefit guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.
		Optional – no longer offered	1.20% (assessed annually based on the Adjusted Guaranteed Withdrawal Balance)
•If you withdraw more than amount available under the Rider, your guaranteed values will usually decrease.
•Once you purchase Rider, you cannot voluntarily terminate or cancel it for 10 years.
•Under Rider, you must invest 100% of your Account Value at all times in only one three GMWB Investment Options.

Guaranteed Return Plus	Guaranteed Return Plus is a guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option over a 10 year time period.	Optional – no longer offered	0.60% of the amount invested in your Guaranteed Return Plus Investment Option
•Partial withdrawals from your Account Value will reduce the guaranteed minimum value associated with your contribution on a proportional basis.
•Under the benefit, you could select only one of the three Guaranteed Return Plus Investment Options.

Added Value Option	Under the Added Value Option (AVO) Rider, we credited from 1% up to 3% of all your contributions made during the first Contract Year.	Optional – no longer offered	0.45% annually (as a percentage of value charged)	•Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.
Part 6 – Optional Benefits
You may purchase the Rider offered with this contract, which provides optional enhanced death benefits for an additional cost. The Rider may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Highest Anniversary Death Benefit Rider (HADB)

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:
For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:
•your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.
The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.
The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Part 7 – Voting Rights
How Fund Shares Are Voted
National Integrity Life is the legal owner of the shares of the Funds held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Fund’s Board of Directors, to ratify the selection of independent auditors for a Fund, and on any other matters described in a Fund’s current prospectus or requiring a vote by shareholders under the 1940 Act.
Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Fund proxy materials and a form for giving us voting instructions.
If we do not receive instructions in time from all owners, we will vote shares in a Fund for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Fund shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Funds in our own right or to restrict owner voting, we may do so.
If shares of the Funds are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares
You vote only on matters concerning the Funds that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Fund’s Board of Directors. We determine the number of Fund shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Fund as of the record date set by a Fund’s Board for its shareholders' meeting. We count fractional shares. All Fund shares are entitled to one vote; fractional shares have fractional votes.
Part 8 – Tax Aspects of the Contract
Introduction
The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:
•our tax status
•the tax status of the contract
•the type of retirement plan, if any, for which the contract is purchased
•the tax and employment status of the persons receiving payments
The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any state or other tax laws.
Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. National Integrity Life does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.
Your Contract is an Annuity
•You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.
•You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.
•You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income to the extent the cash value of your contract exceeds your investment in the contract.
This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally
Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non‑natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.
You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution:
•Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent the cash value of the contract exceeds your investment in the contract. Withdrawals after any such excess is withdrawn represent a return of your investment in the annuity and are not taxable. Generally, your investment in the contract equals the contributions you make, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax-free exchange.
•If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax free and part is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.
We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.
You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity. There is an exception to this 10% additional federal tax if:
Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)    distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)    distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined i Code Section 72(m)(7));
3)    distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4)    distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)    distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)    distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
11)    distributions made on account of an IRS levy upon a qualified contract.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax advisor before taking any partial withdrawals from your Contract.
The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.
Tax Treatment of Living Benefits
If you elect a GLIA or GLIA Plus Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under a GLIA or GLIA Plus Rider, those payments are taxable.
Tax-Favored Retirement Programs
An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. We do not offer loans through our annuity contracts even if the qualified plan allows for them.
Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn the Qualified Age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year you turn the Qualified Age by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.
If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected an optional GLIA or GLIA Plus Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.
Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.
Roth IRAs do not require distributions at any time prior to the owner's death.
Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. The owner's beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.
The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contributions can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the Qualified Age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), if later.
Compliance with the SECURE Act
The Setting Every Community Up for Retirement Enhancement Act of 2019, as amended (the “SECURE Act”) substantially changes the tax rules that allowed inherited IRA owners to stretch distributions from their inherited IRAs over their life expectancies. Pursuant to the SECURE Act, notwithstanding any provision in the contract to the contrary, beginning with an owner’s death in 2020, an inherited IRA owner will generally be required to distribute the entire IRA balance within 10 years of the owner’s death.
Under the new rule, an inherited IRA owner who is not an “eligible designated beneficiary” under the Tax Rules, generally must receive the entire death benefit within 10 years of the annuity owner’s death. Eligible designated beneficiaries may still elect to take distributions over their life expectancy or over a period not extending beyond their life expectancy, but the 10-year requirement applies when they die. Eligible designated beneficiaries include: (1) the owner’s surviving spouse, (2) the owner’s minor child (until the child reaches the age of majority, at which time the 10-year rule begins to apply), (3) a disabled person, (4) a chronically ill person, or (5) an individual who is not more than 10 years younger than the owner. The inherited IRA owner’s status as an eligible designated beneficiary is determined on the date of the owner’s death. The five-year rule still applies to non-designated beneficiaries (i.e., beneficiaries that are not human beings).

National Integrity Life does not provide tax advice. Please consult your personal financial or tax advisor if you have any questions regarding the impact of the SECURE Act on your designation of beneficiary(ies) and any death benefit paid under this contract.
Exchanges and Transfers
In some circumstances, you may move money tax-free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from one IRA to another IRA or from another qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.
You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs ("conversions") are not limited.
Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.
You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.
Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.
Federal and State Income Tax Withholding
We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.
Tax Status of the Company
Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.
Transfers Among Investment Options
There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 – Additional Information
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.
Systematic Withdrawal Program
We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum systematic withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your systematic withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.
To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.
Income Plus Withdrawal Program
We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract any time before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:
•the date you reach age 59½; and
•five years from the date of the first withdrawal under the program.
If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.
You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.
To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled "Withdrawal Charge".
This program is not available with the GLIA or GLIA Plus Rider. See Part 10.
Choices Plus Required Minimum Distribution (RMD) Program
We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn the Qualified Age under IRS regulation. The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn the qualified age. The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after you turn the Qualified Age by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.
You can choose the Choices Plus RMD Program at any time you have reached the Qualified Age by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.
Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.
This program is not available with the GLIA or GLIA Plus Rider. See Part 10.
Dollar Cost Averaging Program
Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.
We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Government Money Market Portfolio to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.
To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Government Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.
This program is not available with the GLIA or GLIA Plus Rider. See Part 10.
Systematic Transfer Program
We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.
We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”
To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.
This program is not available with the GLIA or GLIA Plus Rider in NY. It is available with the GLIA Plus (but not the GLIA) Rider in states other than NY. See Part 10.
Customized Asset Rebalancing Program
Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.
We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.
The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.
A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”
To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. Therefore, you should monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.
This feature is not available with the GLIA or GLIA Plus Riders. See Part 10.
Systematic Contributions Program
We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.
This program is not available with the GLIA or GLIA Plus Rider. See Part 10.
Legal Proceedings
National Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity Life.
Financial Statements
The financial statements of the Separate Account, as well as the statutory financial statements of the Company, are incorporated by reference in the Statement of Additional Information. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.
Part 10 – Prior Contracts and Riders
If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AnnuiChoice contract we are currently offering via this prospectus. Material differences between the prior versions of the AnnuiChoice contracts and those we are currently offering are described below. The dates given are the company roll-out dates, but these dates vary by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

Guaranteed Lifetime Income Advantage Rider (GLIA) (Contracts issued before January 1, 2024)
Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider that was available for purchase for an additional charge before January 1, 2024. It was offered as the Individual GLIA Rider or the Spousal GLIA Rider. If you are a Contract Owner who elected the GLIA Rider, it guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.
The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.
Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:
1)    the Bonus Base immediately before the Bonus is applied; plus

2)    the Bonus amount (see "Bonus" section below); plus
3)    additional contributions received after the date of the Bonus; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.
Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.
After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:
1)    the Step-Up Base immediately before the Step-Up is applied; plus
2)    the Step-Up amount; plus
3)    additional contributions received after the date of the Step-Up; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals
Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (including any withdrawal charge) multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.
GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum charge of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.
If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.
GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.
The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	TOPS® Managed Risk Moderate ETF

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value Discovery	PIMCO VIT All Asset
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT Commodity RealReturn Strategy
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT International Bond
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Balanced	Fidelity VIP Mid Cap
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. Global Growth
	FT Franklin Growth and Income VIP	American Funds I.S. New World	Short Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Mutual Shares VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Invesco V.I. American Value	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. Comstock	FT Templeton Global Bond VIP
	TOPS Managed Risk Moderate ETF* Portfolio	FT Templeton Growth VIP
	Touchstone VST Balanced	Invesco V.I. EQV International Equity
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Debt
Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015
***    Available only in contracts purchased before May 1, 2012

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants have no effect.
If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.    The date the Payment Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.    The date that you transfer ownership of the contract;
6.    The date you assign the contract or any benefits under the contract or Rider;
7.    The date a Death Benefit is elected under the contract;
8.    On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.    The date you elect an Annuity Benefit under the contract;
10.    The date you cancel this Rider;
11.    The date the contract ends.
Once canceled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.

•Customized Asset Rebalancing Program is not available.
•The GLIA Plus Rider is not available.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.
We have discontinued offering the GLIA Rider, but this does not affect your GLIA Rider issued prior to January 31, 2024.
Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider (Contracts issued before January 1, 2024)
Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider that was available for purchase for an additional charge before January 1, 2024. It was offered as the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. If you are a Contract Owner who elected the GLIA Plus Rider, it guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.
The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.
The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.
On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.    On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charges. The amount of the increase is the Roll-Up amount.
On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.    On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)
Effect of Withdrawals
Before the LPA Eligibility Date, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).
For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125:
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)
In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charges. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals."

•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.
If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.
If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.
GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Plus Rider.11
The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.1
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	TOPS® Managed Risk Moderate ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.
1 The Systematic Transfer Option (STO) is available with the GLIA Plus Rider in all states except NY.

Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	PIMCO VIT All Asset
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value Discovery	PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT International Bond
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Long-Term U.S. Government
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	High Yield
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	BlackRock High Yield V.I.
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	Fidelity VIP High Income
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	FT Franklin Income VIP
	Fidelity VIP Index 500	International
	Fidelity VIP Total Market Index	American Funds I.S. Global Growth	Short Duration
	FT Franklin Growth and Income VIP	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Foreign VIP
	Invesco V.I. Comstock	FT Templeton Global Bond VIP
	TOPS Managed Risk Moderate ETF* Portfolio	FT Templeton Growth VIP
	Touchstone VST Balanced	Invesco V.I. EQV International Equity
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Debt
Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older). We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each

Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants are not allowed.
If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.    The date the Benefit Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.    The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.    If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;
7.    On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.    The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;
9.    The date we process the cancellation of this Rider at your request;
10.    The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:
•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.

•Systematic Contribution Program is not available.
•Systematic Transfer Option is not available in NY, but is available in other states.
•Customized Asset Rebalancing Program is not available.
•The GLIA Rider is not available.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We have discontinued offering the GLIA Plus Rider, but this does not affect your GLIA Plus Rider issued before January 31, 2024.
Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.
AnnuiChoice II and AnnuiChoice I (Contracts issued before March 1, 2015, but on or after May 1, 2012)
If you purchased your contract before March 1, 2015, but on or after May 1, 2012, certain riders, such as the GLIA Plus Rider, were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which was the most expensive rider offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period (i.e., GLIA Spousal Rider).
The minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract are stated below. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.
Minimum: 0.25% Maximum:3.48%
Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $100,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (3.48%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$13,700	$25,040	$36,308	$66,071

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$6,700	$20,040	$33,308	$66,071

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (3.48%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,819	$19,485	$27,185	$48,588

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,819	$14,485	$24,185	$48,588

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)
If you purchased your contract before May 1, 2013, you had an additional Variable Account Option that invests in the Fidelity VIP Freedom 2010 Portfolio. This Fund does not have higher costs than the Funds currently offered to new purchasers.
Additional GLIA Investment Strategy
The Rider is the same as currently offered before January 1, 2024 (see above) except the following additional GLIA Investment Strategy is available:
GLIA Investment Strategy (Life Style) – You may allocate 100% of your investment to the Touchstone VST Balanced Fund.
AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)
If you purchased your contract before May 1, 2012, certain riders, such as the GLIA Plus Rider, were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which was the most expensive rider offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period (i.e., GLIA Spousal Rider).
The minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract are stated below. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.
Minimum: 0.25% Maximum: 3.48%
Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $100,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.
For Contracts purchased before May 1, 2012, but on or after February 25, 2008

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (3.48%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$13,700	$25,040	$36,308	$66,071

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$6,700	$20,040	$33,308	$66,071

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (3.48%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,819	$19,485	$27,185	$48,588

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,819	$14,485	$24,185	$48,588

For Contracts purchased before February 25, 2008

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (3.48%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,819	$19,485	$27,185	$48,588

If you keep your contract in force or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,819	$14,485	$24,185	$48,588

Withdrawals
Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount requested. If you purchased a GLIA Rider or Guaranteed Minimum Withdrawal Benefit (GMWB), these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.
Additional GLIA Investment Strategy
The Rider is the same as currently offered before January 1, 2024 (see above) except the following additional GLIA Investment Strategy is available:
GLIA Investment Strategy (Modern Markets) – Available if you purchased your contract between May 1, 2010 and April 30, 2012. You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Balanced Fund	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to February 28, 2010)
If your contract was issued with a GLIA Rider between March 1, 2009 and February 28, 2010, the Rider is the same as offered before January 1, 2024 (see above), except for the two additional GLIA Investment Strategies listed above and the differences listed below.
The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2009)
If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2009, the Rider was the same as offered before January 1, 2024 (see above), except for the two additional GLIA Investment Strategies listed above and the differences listed below.
1.    The current charges for the GLIA Rider are lower.
Separate Account Annual Expenses - as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options)[1]	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge (assessed on Payment Base) [2]	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (assessed on Payment Base) [2]	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses [3]	2.95%	2.15%

1

2.    The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%
1. See Part 6.
2. See Part 10.
3. The highest possible total separate account annual expenses reflect the election of the Highest Anniversary Death Benefit and the Spousal GLIA.

Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008)
If your contract was issued from November 6, 2006 to November 24, 2008, you may have elected the Guaranteed Return Plus Rider. The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.
Effective December 1, 2020, the Guaranteed Return Plus Investment Options are closed to new investments. Contract owners that purchased the Guaranteed Return Plus Rider may no longer make additional contributions into the Guaranteed Return Plus Investment Options.
Overview of the Benefit and Investment Options
We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.” You could have selected only one of the three Guaranteed Return Plus Investment Options. Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

However, effective on or about April 16, 2021, the Touchstone VST Conservative ETF Fund, Touchstone VST Moderate ETF Fund and Touchstone VST Aggressive ETF Fund reorganized into the Touchstone VST Balanced Fund. As a result, contract owners that purchased the Guaranteed Return Plus Rider and invested in one of the three Touchstone VST ETF Funds are now invested in the Touchstone VST Balanced Fund.
•Contract owners that purchased the Guaranteed Return Plus Rider and invested in the Touchstone VST Conservative ETF Fund will receive a guaranteed minimum value of 125% of their contribution at the end of ten years.
•Contract owners that purchased the Guaranteed Return Plus Rider and invested in either the Touchstone VST Moderate ETF Fund or Touchstone VST Aggressive ETF Fund will receive a guaranteed minimum value of 115% of their contribution at the end of ten years.
At the end of the ten-year period:
•If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.
•If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.
Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.
Rider Charge
We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75% on AnnuiChoice II contracts and 1.60% on AnnuiChoice I contracts.
Contribution Limits
You may no longer make additional contributions into the Guaranteed Return Plus Investment Options. You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.
Withdrawals and Transfers
In years 1-7 of the ten-year period for each contribution, you may:
•withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or
•surrender your contract entirely.
In either case, a withdrawal charge will apply. See Part 4.
In years 8-10 of the ten-year period for each contribution, you may:
•withdraw some or all of your contribution from the Guaranteed Return Plus Investment Option;
•surrender your contract entirely; or
•transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:
•You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.
•In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.
•The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)
•Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.
Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.
If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, any withdrawal charges, Rider charges, and any administrative charge that may be due. In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.
At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST Balanced Fund without the Guaranteed Return Plus benefit or the fee.
Partial withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.
Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn. We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.
The Guaranteed Return Plus Rider will terminate on the earliest of the following:
•the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;
•a Death Benefit is calculated under the contract;
•you transfer ownership of the contract;
•you elect an Annuity Benefit under the contract;

•the contract terminates.
We may stop offering the Guaranteed Return Plus Investment Options at any time.
Highest Anniversary Death Benefit Rider (Available before May 1, 2007)
If your contract was issued prior to May 1, 2007, you may have elected the Highest Anniversary Death Benefit Rider.
The Highest Anniversary Death Benefit (HADB) Rider was available if the Annuitant was up to and including age 75 on the Contract Date. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:
For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:
•Your highest Account Value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.
Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.
AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)
Separate Account Annual Expenses as a percentage of value charged. The following fees and expenses differ from those shown in Part 1 of this prospectus.

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [2]	0.20%
Highest Possible Total Separate Account Annual Expenses	1.20%

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

2 See Part 6.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued before May 1, 2004)
Separate Account Annual Expenses as a percentage of value charged. The following fees and expenses differ from those shown in Part 1 of this prospectus.

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Death Benefit Charge (assessed on value in Variable Account Options)	0.15%
Optional AVO Charge (maximum charge for 3% credit)	0.45%
Highest Possible Total Separate Account Annual Expenses	1.60%

Fixed Account
Guaranteed Rate Options were not available on AnnuiChoice I contracts issued before November 17, 2003.
Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.
If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.
Additional Features
Additional contributions and the Systematic Contribution Program were not available.
Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.
The Added Value Option (AVO) was available on contracts issued before November 17, 2003. The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below. If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract Year. For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1,500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.15%
2%	0.30%	1.30%
3%	0.45%	1.45%

The dollar amount of the charge for the AVO is subject to a minimum and quarterly maximum amount. For a 1% credit the minimum amount is 0.145% multiplied by first-year total contributions and the maximum amount is 0.182% multiplied by first-year total contributions, both then divided by four. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select and divide by four. First-year total contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years. Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit. Over time, the benefit of the AVO may be more than offset by the fees associated with the option.
We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO. We intend to make a profit from these fees and charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.
The following optional Death Benefit was available.
You may have elected the following optional Death Benefit when the contract was purchased, which if elected, may not be cancelled once the contract is issued.
For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:
•highest account value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or
•the standard contract Death Benefit.

Appendix A - Investment Options Available Under the Contract
Variable Account Options
The following is a list of the Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-433-1778 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-Year	5-Year	10-Year
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds I.S. The Bond Fund of America, Class 4 [1] Adviser: Capital Research and Management Company	0.72%	6.98%	-0.38%	2.11%
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds I.S. Capital Income Builder, Class 4 [1] Adviser: Capital Research and Management Company	0.77%	20.16%	8.82%	7.32%
The fund seeks to provide long-term growth of capital.	American Funds I.S. Global Growth, Class 4 [1] Adviser: Capital Research and Management Company	0.90%	21.34%	7.97%	11.89%
The fund seeks to provide growth of capital.	American Funds I.S. Growth, Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
The fund seeks to achieve long-term growth of capital and income.	American Funds I.S. Growth-Income, Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%

The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds I.S. Managed Risk Asset Allocation, Class P2 Adviser: Capital Research and Management Company Subadviser: Milliman Financial Risk Management LLC	0.90%	11.67%	6.43%	7.17%
The fund seeks long-term capital appreciation.	American Funds I.S. New World, Class 4 [1] Adviser: Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%

The fund seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: N/A	1.04%	11.77%	10.50%	15.32%
The fund seeks high total investment return.	BlackRock Global Allocation V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	19.42%	5.51%	7.33%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.78%	9.09%	4.57%	6.07%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited	0.74%	7.60%	-0.67%	1.86%

The fund seeks to provide long-term growth of capital.	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 [1] Adviser: Columbia Management Investment Advisers, LLC	0.83%	14.18%	11.18%	10.44%
The fund seeks long-term capital appreciation with a strategy focused on quality, undiscovered value stocks built for growth.	Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 2 [1] Adviser: Columbia Management Investment Advisers, LLC	1.16%	14.66%	12.19%	11.20%

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP Fund, Class B 1 Adviser: DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	0.66%	12.37%	5.54%	9.03%

The Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2 [1] Adviser: Fidelity Management & Research Company LLC	0.76%	14.72%	5.41%	6.87%
The Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.66%	14.96%	9.24%	10.84%
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity VIP Bond Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.39%	6.76%	-0.81%	N/A
The Portfolio seeks long-term capital appreciation.	Fidelity Fidelity VIP Contrafund Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
The Portfolio seeks capital appreciation.	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	17.09%	10.09%	10.31%

The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity VIP Equity-Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.71%	18.75%	12.23%	11.32%
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.37%	12.03%	7.75%	N/A
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [2] Adviser: Fidelity Management & Research Company LLC	0.63%	10.26%	2.89%	5.46%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2015 Portfolio, Service Class 2 [3] Adviser: Fidelity Management & Research Company LLC	0.66%	11.66%	3.73%	6.33%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio, Service Class 2 [3] Adviser: Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2025 Portfolio, Service Class 2 [3] Adviser: Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2035 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.78%	16.42%	7.28%	9.72%

The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2040 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2045 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	10.82%
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
The Portfolio seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.80%	14.63%	13.42%	17.16%
The Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio, Service Class 2 [1] Adviser: Fidelity Management & Research Company LLC	1.06%	10.31%	4.00%	5.34%
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.41%	32.82%	7.76%	N/A

The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio, Initial Class [4] Adviser: Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.62%	6.93%	-0.21%	2.45%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.80%	11.49%	9.83%	10.31%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Initial Class [4] Adviser: Fidelity Management & Research Company LLC	0.72%	20.39%	6.62%	7.93%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.97%	20.05%	6.35%	7.66%
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity VIP Total Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.36%	16.86%	12.86%	N/A

The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities.	Franklin Growth and Income VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.84%	16.90%	11.90%	11.12%
The fund seeks to maximize income while maintaining prospects for capital appreciation.Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%

The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Large Cap Growth VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%
The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund, Class 2 [1] Adviser: Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers locate outside the U.S., including those in developing markets.	Templeton Foreign VIP Fund, Class 2 [1] Adviser: Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
The fund seeks current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund, Class 2 [1] Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.12%	23.83%	7.95%	7.04%

The fund seeks to generate positive total returns over time.	Guggenheim VT Global Managed Futures Strategy Fund [1,5] Adviser: Guggenheim Investments	2.18%	3.65%	3.94%	1.27%
The fund seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Fund [1,6] Adviser: Guggenheim Investments	1.75%	1.25%	1.23%	1.62%

The fund seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Adviser: Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
The fund seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%

The fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	LVIP JPMorgan Mid Cap Value Fund, Standard Class [7] Adviser: Lincoln Financial Investments Corporation	0.74%	4.72%	9.63%	8.77%

The fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. .	Morgan Stanley VIP Emerging Markets Debt Portfolio, Class I 1,4 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.10%	15.33%	2.70%	4.51%
The fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. .	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	15.24%	2.66%	4.46%

The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%	32.90%	4.32%	7.21%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio. Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	2.225%	14.19%	5.49%	6.67%
The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	3.29%	18.85%	10.47%	6.43%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.19%	3.85%	0.93%	2.78%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	2.575%	6.04%	-6.91%	-0.09%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.76%	5.42%	1.47%	1.69%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.49%	7.74%	1.11%	3.11%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	-0.08%	2.26%

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate ETF Portfolio, Class 3 Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.86%	10.23%	4.64%	5.62%

The fund seeks capital appreciation and current income.	Touchstone VST Balanced Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.79%	14.18%	8.64%	9.81%
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	Touchstone VST Bond Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.92%	7.34%	-0.34%	1.90%
The fund seeks to provide investors with capital appreciation.	Touchstone VST Common Stock Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.92%	17.65%	13.58%	13.93%

(1) The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
(2) Only available on contracts purchased before May 1, 2013.
3) Only available on contracts purchased before May 1, 2026.
(4) Closed to new investments as of April 28, 2007.
(5) Only available on contracts purchased before April 24, 2015.
(6) Only available on contracts purchased before May 1, 2012.
(7) Closed to new investments as of April 25, 2009.

Expenses of the Funds above were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to National Integrity Life is the licensing of certain trademarks and trade names of BlackRock. National Integrity Life's variable annuities and Touchstone Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of National Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity Life's variable annuities.
DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN PORTFOLIO COMPANIES
IF YOU PARTICIPATE IN THE GLIA OR GMWB OPTIONAL BENEFITS, YOUR INVESTMENT OPTIONS ARE LIMITED – PLEASE SEE PART 10 OF THIS PROSPECTUS FOR DETAILS

Fixed Account Options

The following is a list of fixed investment options currently available under the Contract. We may change the features of the fixed investment options listed below, offer new fixed investment options, and terminate existing fixed investment options. We will provide you with written notice before doing so.

See “The Fixed Accounts” in the prospectus for a description of the Fixed investment options’ features.

If amounts are withdrawn from a Guaranteed Rate Option before the end of its term, we may apply a Market Value Adjustment. This may result in a significant reduction in your contract value. See “Contract Adjustments” under “Charges and Adjustments” in the Prospectus.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Rate Option	2-, 3-, 5-, 7- and 10 Year[1,2]	1%
Systematic Transfer Option	6 and 12 month	1%

(1) Guaranteed Rate Options not available on contracts issued prior to 11/17/2003.
(2) 2-Year and 3-Year Guaranteed Rate Options are currently unavailable for new deposits.

Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.
For both methods, withdrawals are attributed to amounts in the following order:
1.    any Free Withdrawal Amount (except in the case of a surrender);
2.    contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);
3.    contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);
4.    any gain, interest or other amount that is not considered a contribution
Example Assumptions
Expense assumptions assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Contribution:                             $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the contribution:    6%
Taxes are not considered in this example.
Using the First Method: The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).
After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:
$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).
There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:
$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:
$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).
The amount of contribution still subject to a withdrawal charge is:
$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).
Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.
Using the Second Method: The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).
After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:
$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).
There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:
$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).
Using this method, the total Account Value withdrawn is $16,000; however, you will receive:
$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).
The amount of contribution still subject to a withdrawal charge is:
$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).
Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.
This example is for illustrative purposes only and does not predict results.

Appendix C – Parties to the Contract

Owner
•Chooses parties to the contract.
•Can change beneficiaries any time before death of owner or annuitant.
•Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•Responsible for any tax penalties for withdrawals taken before age 59½.
•Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•Must be a natural person.
•The measuring life for the Annuity Benefit.
•The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•Has no rights under the contract.

Joint Owner (Optional)
•Shares in all ownership rights with owner.
•Will be co-payee on all withdrawals and annuity payments with the owner.
•Both joint owners must execute all choices and changes to the contract.
•If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) •Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. •Has no rights in the contract.
Owner’s Beneficiary
•Must be designated by the owner as owner's beneficiary.
•Must receive a Distribution on Death of owner if the Annuitant is still alive.
•Responsible for taxes on distribution.
•If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•Must be designated by the owner as the Annuitant's beneficiary.
•Is entitled to the Death Benefit under the contract when the Annuitant dies.
•Is generally responsible for paying any taxes due on the Death Benefit paid.
•If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

Appendix C – continued – Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

Appendix D-1 – Illustration of Guaranteed Lifetime Income Advantage
The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.
Example #1
This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contribution has been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.
Assumptions:
•Primary Annuitant's age on date GLIA Rider is purchased = 63; Spousal Annuitant's age on date GLIA Rider is purchased = 60
•Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
•Nonguaranteed Withdrawal of $776 in Contract Year 14
•Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	63	60	$100,000	N/A	$0	$0	$104,500	$4,000 (C)	$104,000 (C)	$104,500 (D)	$104,500
2	64	61	$0	N/A	$0	$0	$107,635	$4,000 (C)	$108,000 (C)	$107,635 (D)	$108,000
3	65	62	$0	N/A	$0	$0	$111,940	$4,000 (C)	$112,000 (C)	$111,940 (D)	$112,000
4	66	63	$0	N/A	$0	$0	$115,310	$4,000 (C)	$116,000 (C)	$115,310 (D)	$116,000
5	67	64	$0	N/A	$0	$0	$113,004	$4,000 (C)	$120,000 (C)	$115,310	$120,000
6	68	65	$0	$5,400 (E)	$5,400	$0	$107,604	$0	$120,000	$115,310	$120,000
7	69	66	$0	$5,400	$5,400	$0	$97,900	$0	$120,000	$115,310	$120,000

8	70	67	$0	$5,400	$5,400	$0	$94,458	$0	$120,000	$115,310	$120,000
9	71	68	$0	$5,400	$5,400	$0	$89,058	$0	$120,000	$115,310	$120,000
10	72	69	$10,000 (F)	$5,850 (F)	$5,850	$0	$91,226	$0	$130,000 (F)	$125,310 (F)	$130,000
11	73	70	$0	$5,850	$5,850	$0	$86,289	$0	$130,000	$125,310	$130,000
12	74	71	$0	$5,850	$5,850	$0	$76,987	$0	$130,000	$125,310	$130,000
13	75	72	$0	$5,850	$5,850	$0	$72,677	$0	$130,000	$125,310	$130,000
14	76	73	$0	$5,850	$6,626 (G)	$1,493 (G)	$66,778	$0	$128,507 (G)	$123,817 (G)	$128,507
15	77	74	$0	$5,783(G)	$5,783	$0	$61,663	$0	$128,507	$123,817	$128,507
16	78	75	$0	$5,783	$5,783	$0	$58,346	$0	$128,507	$123,817	$128,507
17	79	76	$0	$5,783	$5,783	$0	$53,147	$0	$128,507	$123,817	$128,507
18	80	77	$0	$5,783	$5,783	$0	$46,301	$0	$128,507	$123,817	$128,507
19	81	78	$0	$5,783	$5,783	$0	$38,203	$0	$128,507	$123,817	$128,507
20	82	79	$0	$5,783	$5,783	$0	$33,949	$0	$128,507	$123,817	$128,507
21	83	80	$0	$5,783	$5,783	$0	$27,826	$0	$128,507	$123,817	$128,507
22	84	81	$0	$5,783	$5,783	$0	$22,878	$0	$128,507	$123,817	$128,507
23	85	82	$0	$5,783	$5,783	$0	$17,782	$0	$128,507	$123,817	$128,507
24	86	83	$0	$5,783	$5,783	$0	$11,288	$0	$128,507	$123,817	$128,507
25	87	84	$0	$5,783	$5,783	$0	$4,941	$0	$128,507	$123,817	$128,507
26	88	85	$0	$5,783(H)	$5,783	$0	$0	$0	$128,507	$123,817	$128,507

27	89	86	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
28	90	87	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
29	91	88	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
30	92	89	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
31+	93	90	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.
(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.
(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.
For example, the Bonus in Contract Year 1 is calculated as follows:
•4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.
The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.
(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.
(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:
•4.5% (Withdrawal Percentage) x $120,000 (Payment Base) = $5,400 (LPA)

(F) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.
•$120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.
•$115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.
The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:
•4.5% (Withdrawal Percentage) x $130,000 (Payment Base) =$5,850 (LPA)
(G) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $67,554, equal to the Account Value after withdrawal ($66,778) plus the withdrawal amount ($776). It is calculated as follows:
•$776 (Nonguaranteed Withdrawal amount) x 1.9244 ($130,000 Payment Base divided by $67,554 Account Value) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)
The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:
•$130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.
•$125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal
The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.
(H) In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.
Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.
Assumptions:
•Annuitant's age on date GLIA Rider is purchased = 55
•Initial contribution = $100,000; no additional contributions
•Withdrawals equal to LPA in Contract Years 6-7, 9-13
•Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200
•Full Account Value withdrawn in Contract Year 14
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.

•The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$4,000 (C)	$104,000 (C)	$100,000 (D)	$104,000
2	56		N/A	$0	$0	$98,010	$4,000 (C)	$108,000 (C)	$100,000	$108,000
3	57		N/A	$0	$0	$95,070	$4,000(C)	$112,000 (C)	$100,000	$112,000
4	58		N/A	$0	$0	$92,218	$4,000(C)	$116,000 (C)	$100,000	$116,000
5	59		N/A	$0	$0	$91,295	$4,000 (C)	$120,000 (C)	$100,000	$120,000
6	60		$4,800 (E)	$4,800(E)	$0	$87,408	$0	$120,000	$100,000	$120,000
7	61		$4,800	$4,800	$0	$83,482	$0	$120,000	$100,000	$120,000
8	62		$4,800	$25,000 (F)	$30,484 (F)	$59,317	$0	$89,516(F)	$69,516(F)	$89,516
9	63		$3,581(F)	$3,581	$0	$55,143	$0	$89,516	$69,516	$89,516
10	64		$3,581	$3,581	$0	$51,011	$0	$89,516	$69,516	$89,516
11	65		$3,581	$3,581	$0	$44,880	$0	$89,516	$69,516	$89,516
12	66		$3,581	$3,581	$0	$41,748	$0	$89,516	$69,516	$89,516
13	67		$3,581	$3,581	$0	$38,168	$0	$89,516	$69,516	$89,516
14	68		$3,581	$38,168 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.
(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.
For example, the Bonus in Contract Year 1 is calculated as follows:
•4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.
The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.
(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.
(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:
•4.0% (Withdrawal Percentage) x $120,000 (Payment Base) = $4,800 (LPA)
(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $79,517, equal to the Account Value after withdrawal ($59,317) plus the Nonguaranteed Withdrawal amount ($20,200). It is calculated as follows:
•$20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)
The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.
•$120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal
•$100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal
The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.
(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

Appendix D-2 – Illustration of Guaranteed Lifetime Income Advantage Plus
The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.
Example #1
This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Roll-Ups and Step-Ups have been applied. It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.
Assumptions:
•Primary Annuitant's age on the Contract Date = 55; Spousal Annuitant's age on the Contract Date = 52
•Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
•Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $518 in Contract Year 14
•Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$107,500	$7,000 (C)	$107,000 (C)	$107,500 (D)	$107,500
2	56	53		N/A	$0	$0	$107,635	$7,000 (C)	$114,000 (C)	$107,635 (D)	$114,000
3	57	54		N/A	$0	$0	$111,940	$7,000 (C)	$121,000 (C)	$111,940 (D)	$121,000
4	58	55		N/A	$0	$0	$115,310	$7,000 (C)	$128,000 (C)	$115,310 (D)	$128,000

5	59	56		N/A	$0	$0	$113,004	$7,000 (C)	$135,000 (C)	$115,310	$135,000
6	60	57		N/A	$0	$0	$113,004	$7,000 (C)	$142,000 (C)	$115,310	$142,000
7	61	58		N/A	$0	$0	$108,483	$7,000 (C)	$149,000 (C)	$115,310	$149,000
8	62	59		N/A	$5,000 (E)	$6,733 (E)	$105,653	$0	$142,267 (E)	$108,577 (E)	$142,267
9	63	60		$5,122(F)	$5,122	$0	$100,531	$0	$142,267	$108,577	$142,267
10	64	61	$10,000(G)	$5,482 (G)	$5,482	$0	$103,261	$0	$152,267 (G)	$118,577 (G)	$152,267
11	65	62		$5,482	$5,482	$0	$99,005	$0	$152,267	$118,577	$152,267
12	66	63		$5,482	$5,482	$0	$89,756	$0	$152,267	$118,577	$152,267
13	67	64		$5,482	$5,482	$0	$86,262	$0	$152,267	$118,577	$152,267
14	68	65		$5,482	$6,000 (H)	$967 (H)	$81,060	$0	$151,300 (H)	$117,610 (H)	$151,300
15	69	66		$5,447 (H)	$5,447	$0	$76,632	$0	$151,300	$117,610	$151,300
16	70	67		$5,447	$5,447	$0	$74,459	$0	$151,300	$117,610	$151,300
17	71	68		$5,447	$5,447	$0	$69,965	$0	$151,300	$117,610	$151,300
18	72	69		$5,447	$5,447	$0	$63,327	$0	$151,300	$117,610	$151,300
19	73	70		$5,447	$5,447	$0	$54,922	$0	$151,300	$117,610	$151,300
20	74	71		$5,447	$5,447	$0	$51,881	$0	$151,300	$117,610	$151,300
21	75	72		$5,447	$5,447	$0	$46,124	$0	$151,300	$117,610	$151,300
22	76	73		$5,447	$5,447	$0	$42,269	$0	$151,300	$117,610	$151,300
23	77	74		$5,447	$5,447	$0	$38,298	$0	$151,300	$117,610	$151,300

24	78	75	$5,447	$5,447	$0	$31,528	$0	$151,300	$117,610	$151,300
25	79	76	$5,447	$5,447	$0	$24,713	$0	$151,300	$117,610	$151,300
26	80	77	$5,447	$5,447	$0	$18,733	$0	$151,300	$117,610	$151,300
27	81	78	$5,447	$5,447	$0	$14,431	$0	$151,300	$117,610	$151,300
28	82	79	$5,447	$5,447	$0	$9,626	$0	$151,300	$117,610	$151,300
29	83	80	$5,447	$5,447	$0	$4,195	$0	$151,300	$117,610	$151,300
30	84	81	$5,447 (I)	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
31+	85	82	$5,447	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.
(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.
(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.
For example, the Roll-Up in Contract Year 1 is calculated as follows:
•7.00% (Roll-Up Percentage) X $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 7 years.
The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $135,000+ $7,000 = $142,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $142,000+ $7,000 = $149,000.
(D) In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000). After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($107,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $110,653, equal to the Account Value after withdrawal ($105,653) plus the withdrawal amount ($5,000). It is calculated as follows:
•$5,000 (Nonguaranteed Withdrawal amount) x 1.34655 ($149,000 Benefit Base divided by $110,653 Account Value) = $6,733 (Adjusted Nonguaranteed Withdrawal amount)
The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:
•$149,000 Roll-Up Base – $6,733 Adjusted Nonguaranteed Withdrawal amount = $142,267 Roll-Up Base after the Nonguaranteed Withdrawal
•$115,310 Step-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $108,577 Step-Up Base after the Nonguaranteed Withdrawal
(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date. The LPA is the Withdrawal Percentage times the Benefit Base times the Spousal Factor:
•4.0% (Withdrawal Percentage) x $142,267 (Benefit Base) x 90% (Spousal Factor) = $5,122 (LPA)
(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.
•$142,267 Roll-Up Base + $10,000 additional contribution amount = $152,267 Roll-Up Base after the additional contribution.
•$108,577 Step-Up Base + $10,000 additional contribution amount = $118,577 Step-Up Base after the additional contribution.
The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:
•4.0% (Withdrawal Percentage) x $152,267 (Benefit Base) x 90% (Spousal Factor) = $5,482 (LPA)
(H) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $518 ($6,000 amount withdrawn - $5,482 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $81,578, equal to the Account Value after withdrawal ($81,060) plus the Nonguaranteed Withdrawal amount ($518). It is calculated as follows:
•$518 (Nonguaranteed Withdrawal amount) x 1.86652 ($152,267 Benefit Base divided by $81,578 Account Value) = $967 (Adjusted Nonguaranteed Withdrawal amount)
The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:
•$152,267 Roll-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $151,300 Roll-Up Base after the Nonguaranteed Withdrawal.
•$118,577 Step-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $117,610 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $151,300 x 4.0% x 90% = $5,447.
(I) In Contract Year 30, the Account Value is reduced to zero; however the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.
Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.
Assumptions:
•Annuitant's age on the Contract Date = 59
•Initial contribution = $100,000; no additional contributions
•Withdrawals equal to LPA in Contract Years 6-11 and 13
•Nonguaranteed Withdrawal in Contract Year 12 in the amount of $18,784
•Full Account Value withdrawn in Contract Year 14
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	59	$100,000	N/A	$0	$0	$99,000	$7,000 (C)	$107,000 (C)	$100,000 (D)	$107,000
2	60		N/A	$0	$0	$98,010	$7,000 (C)	$114,000 (C)	$100,000	$114,000
3	61		N/A	$0	$0	$95,070	$7,000(C)	$121,000 (C)	$100,000	$121,000
4	62		N/A	$0	$0	$92,218	$7,000(C)	$128,000 (C)	$100,000	$128,000
5	63		N/A	$0	$0	$91,295	$7,000 (C)	$135,000 (C)	$100,000	$135,000
6	64		$5,400 (E)	$5,400(E)	$0	$99,408	$0	$135,000	$100,000	$135,000
7	65		$5,400	$5,400	$0	$115,482	$0	$135,000	$115,482(F)	$135,000
8	66		$5,400	$5,400	$0	$128,317	$0	$135,000	$128,317	$135,000
9	67		$6,216(G)	$6,216	$0	$138,143	$0	$135,000	$138,143(G)	$138,143(G)
10	68		$6,216	$6,216	$0	$121,175	$0	$135,000	$138,143	$138,143
11	69		$6,216	$6,216	$0	$99,880	$0	$135,000	$138,143	$138,143
12	70		$6,216	$25,000 (H)	$42,868	$41,748	$0	$92,132(H)	$95,275(H)	$95,275
13	71		$4,287(H)	$4,287	$0	$38,168	$0	$92,132	$95,275	$95,275
14	72		$4,287	$38,168 (I)	N/A	$0	$0	$0	$0	$0
15	73		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.
(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.
(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.
For example, the Roll-Up in Contract Year 1 is calculated as follows:
•7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 5 years.
The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000.

(D) In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.
(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Benefit Base:
•4.0% (Withdrawal Percentage) X $135,000 (Benefit Base) = $5,400 (LPA)
(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1 ($100,000). However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.
(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($100,000). After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($135,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143. Because the Annuitant’s attained age is 67, she has crossed into a new Withdrawal Percentage Age Band and is eligible for an increased withdrawal percentage of 4.5%. The LPA is recalculated as:
•4.5% (Withdrawal Percentage) x $138,143 (Benefit Base) = $6,216 (LPA)
(H) A Nonguaranteed Withdrawal in the amount of $18,784 ($25,000 amount withdrawn - $6,216 LPA) is taken in Contract Year 12. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $60,532, equal to the Account Value after withdrawal ($41,748) plus the Nonguaranteed Withdrawal amount ($18,784). It is calculated as follows:
•$18,784 (Nonguaranteed Withdrawal amount) x 2.28215 ($138,143 Benefit Base divided by $60,532 Account Value) = $42,868 (Adjusted Nonguaranteed Withdrawal amount)
The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.
•$135,000 Roll-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $92,132 Roll-Up Base after the Nonguaranteed Withdrawal
•$138,143 Step-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $95,275 Step-Up Base after the Nonguaranteed Withdrawal
The LPA is recalculated after the withdrawal as 4.5% of the Benefit Base after the withdrawal: $95,275 x 4.5% = $4,287.
(I) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

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Additional information about the annuity contract described in this prospectus and Separate Account I of National Integrity Life Insurance Company (the “Separate Account”) is contained in the Statement of Additional Information (“SAI”) dated May 1, 2026, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.
The SAI is available without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to National Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720 or call us at 1-800-433-1778.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier numbers:

Class/Contract C000002835	AnnuiChoice Flexible Premium Variable Annuity
Class/Contract C000034991	AnnuiChoice II

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
AnnuiChoice® II (includes AnnuiChoice)
Flexible Premium Deferred Variable Annuity
Issued By National Integrity Life Insurance Company
Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the variable annuity prospectus dated May 1, 2026.
A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778. All non-principal risks associated with the contract are disclosed in the prospectus.

General Information and History
National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.
Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.
Administration and Distribution of the Contracts

Administration
National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services,
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which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.
Custodian
National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.
Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $1,011,175 in 2025, $1,234,477 in 2024, and $1,173,198 in 2023. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.
 We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

LPL Financial LLC

Contract Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the
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owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals, transfers, election of Annuity Benefits, or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula1:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:
A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;
B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and
N is the number of whole months remaining in your GRO.

1 The formula for contracts issued in Pennsylvania is MVA = GRO Value x [(1 + A)N/12 / (1 + B)N/12 - 1].

If the remaining term of your GRO is 30 days or less, the MVA will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

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Illustrations of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:
•Contribution to a GRO - $50,000.00
•Guarantee Period - 7 Years
•Withdrawal - at the end of year three of the 7-year Guarantee Period
•No prior partial withdrawals or transfers
•Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000.00 contribution is $70,110.76 at the end of the Guarantee Period. After three years, the GRO Value is $57,786.68.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we do not declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA factor would be: -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] – 1

The MVA is a reduction of $3,187.45 in the value of the GRO: -$3,187.45= -0.0551589 x $57,786.68

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The Adjusted Account Value would be: $54,599.23= $57,786.68 - $3,187.45

A withdrawal charge of 7% would be assessed against the $50,000.00 original contribution:

$3,500.00 = $50,000.00 x .07

Thus, the amount payable on a full withdrawal would be: $51,099.23 = $57,786.68 – $3,187.45 – $3,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:

$5,778.67 = $57,786.68 x .10

The amount subject to a 7% withdrawal charge (non-free amount) would be: $14,221.33 = $20,000 – $5,778.67

The MVA, which is only applicable to the non-free amount, and which is subject to the 7% withdrawal charge, would be:

- $784.43 = -0.0551589 x $14,221.33

The withdrawal charge would be: $1,129.47 = [($14,221.33 (the non-free amount) + $784.43 (the negative MVA)) / (1-.07) a factor used to calculate the 7% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 + $784.43)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:

$21,913.90 = $20,000.00 + $784.43 + $1,129.47

The value remaining in the GRO after the withdrawal would be: $35,872.78 = $57,786.68 – $21,913.90

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal
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Upon a full withdrawal, the MVA would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO: $1,680.96 = 0.0290890 x $57,786.68

The Adjusted Account Value would be: $59,467.64 = $57,786.68 + $1,680.96

A withdrawal charge of 7% would be assessed against the $50,000.00 original contribution:

$3,500.00 = $50,000.00 x .07

Thus, the amount payable on a full withdrawal would be: $55,967.64 = $57,786.68 + $1,680.96 - $3,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 7% withdrawal charge) would first be determined as above:

Free Amount = $ 5,778.67 Non-Free Amount = $14,221.33

The MVA, which is only applicable to the non-free amount, and which is subject to the 7% withdrawal charge, would be:

$413.68 = 0.0290890 x $14,221.33

The withdrawal charge would be: $1,039.29 = [($14,221.33 (the non-free amount) – $413.68 (the positive MVA)) / (1-.07) (a factor used to calculate the 7% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 – $413.68)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:

$20,625.61 = $20,000 – $413.68 + $1,039.29

The value remaining in the GRO after the withdrawal would be: $37,161.07 = $57,786.68 – $20,625.61

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Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.
Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.
Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.
Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.
Investors should realize that a Variable Account Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:
P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.
Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the
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withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider was included, the returns would be lower.
Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider was included, the returns would be lower.
Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.
Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.
Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.
Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1
Individualized Illustrations
National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.
Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.
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Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)    distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);
3)    distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)    distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)    distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
11)    distributions made on account of an IRS levy upon a qualified contract; and
12)    distributions from an eligible retirement plan (including an IRA) of up to $5,000 made to you with respect to any qualified birth or adoption.
13). up to $22,000 to qualified individuals who sustain an economic loss by reason of a federally declared disaster where they live (as defined in Code Sections 72(t)(2)(M) and 72(t)(11));
14) to a victim of domestic abuse by a spouse or domestic partner, up to the lesser of $10,000 or 50% of account for distributions made after December 31, 2023 (as defined in Code Section 72(t)(2)(K));
15) one distribution per calendar year for personal or family expense, up to the lesser of $1,000 or vested account balance over $1,000 made after December 31, 2023 (as defined in Code Section 72(t)(2)(l));
16) distributions from a pension-linked emergency savings account made after December 31, 2023 (as defined in Code Section 402(A)(e)(7));
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17) a returned IRA contribution if withdrawn by extended due date of return, not including earnings on these returned contributions (as defined in Code Section 408(d)(4)); and
18) distributions made to a terminally ill employee, on or after the date the employee has been certified by a physician as having a terminal illness (as defined in Code Section 401(k)(2)(B)(i)(l)).

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.
Participants in qualified plans (other than IRAs), with the exception of five-percent owners, generally must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches the qualified age under IRS regulations (or an owner that reached age 72 on or before December 31, 2022, the applicable age is 72; for an owner that reached age 72 after December 31, 2022 and reaches age 73 on or before December 31, 2032, the applicable age is 73; and for an owner that reaches age 74 after December 31, 2032, the applicable age is 75) or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches the qualified age under IRS regulations. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.
We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.
The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.
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Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2025, and for the periods indicated in the financial statements, incorporated in this Statement of Additional Information by reference to the Form N-VPFS filed on April 22, 2026, have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are incorporated herein by reference in reliance upon the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2025, 2024 and 2023, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2025, 2024 and 2023 incorporated in this Statement of Additional Information by reference to the Form N-VPFS filed on April 22, 2026, have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are incorporated herein by reference in reliance upon the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

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PART C - Other Information
Item 27. Exhibits
The following exhibits are filed herewith or incorporated by reference as indicated:
(a)    Board of Directors Resolution. Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.
(b)    Custodian Agreements. Not applicable.
(c)     Underwriting Contracts.
a.        Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
(d)     Contracts.
a.        Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.
b.        Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.
c.        Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.
d.        Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
e.        Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
f.        Form of Individual Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.37 1410 NY. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
g.        Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.38 1410 NY. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
(e)     Applications
a.    Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
(f)     Depositor’s Certificate of Incorporation and By-Laws.
a.        Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
b.        By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
c.        Certificate of Amendment of the Charter of National Integrity, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
(g)     Reinsurance Contracts.
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a.        Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.
b.        Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.
c.        Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.
(h)     Participation Agreements
a.        Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
b.        Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
c.        Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
d.        Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
e.        Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.
f.        Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
g.        Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
h.        Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
i.        Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
j.        Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
k.        Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
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l.        Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and May 1, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
m.    Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
n.        Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
o.        Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
p.        Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
q.        Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
r.        Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
s.        Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
t.        Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
u.        Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008 is herein incorporated by reference to Exhibit (h)(u) of Post Effective Amendment No. 30 to Registrant's Registration Statement on Form N-4 (file No.s 333-44892 and 811-04846), filed with the SEC on April 28, 2022
v.        Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
w.    Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
x.        Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.
y.        Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
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z.        Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
aa.    Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly, PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
bb.    Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.
cc.    Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
dd.    Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
ee.    Rule 22c-2 Amendment to Participation Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2007. Incorporated by reference to Exhibit 99.8(AA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ff.        Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
gg.    Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
hh.    Rule 22c-2 Amendment to Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ii.        Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
jj.        Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly, Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
kk.    Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
ll.    Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
mm.    Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
nn.    Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
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oo.    Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
pp.    Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
qq.    Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
rr.        Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
ss.    Amendment No. 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
tt.        Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
uu.    Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
vv.    Amendment No. 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
ww.    Servicing Agreement between The Universal Institutional Funds, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
xx.    Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
yy.    Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
zz.    Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
aaa.    Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
bbb.    Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
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ccc.        Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ddd.    Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
eee.    Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
fff.    Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ggg.    Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated May 27, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
hhh.    Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
iii.    Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
jjj.    Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
kkk.    Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
lll.    Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
mmm.     Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
nnn.    Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
ooo.    Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
ppp.    Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
qqq.    Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to
6

Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
rrr.    Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
sss.    Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
ttt.    Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2016.
uuu.Administrative Services Agreement among Lincoln Financial Investment Corporation and National Integrity Life Insurance Company, dated May 1, 2023. Incorporated by reference to Exhibit 99.(H))(UUU) to Registrant's Post-Effective Amendment No. 38 to registration statement on Form N-4 (File No. 333-44892), filed April 26, 2024.

(i)Administrative Contracts. Not applicable.

(j)    Other Material Contracts.
a. Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
b.        Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
c. Guaranty from WSLIC to the policyholders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
d. Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John P. Zanotti, James N. Clark, James C. Hale, Robert B. Truitt, Robert L. Lawrence, James K. Risk, III, Phillip R. Cox, and Thomas L. Williams, each dated April 16, 2024. Incorporated by reference to Exhibit 99.(J)(D) to Registrant's Post-Effective Amendment No. 38 to registration statement on From N-4 (File No. 333-44892), filed April 26, 2024.
(k)    Legal Opinion.
Opinion and Consent of Counsel as to the legality of the securities registered is filed herewith.
(l)     Other Opinions.
Consent of Independent Registered Public Accounting Firm is filed herewith.
(m)        Omitted Financial Statements. Not applicable.
(n) Initial Capital Agreements. Not applicable.
(o) Form of Initial Summary Prospectuses. Not applicable.
Item 28.    Directors and Officers of the Depositor
The names, positions and principal business addresses* of the directors and officers of the Depositor are as follows:
Directors:
John F. Barrett    Director, Chairman of the Board
George R. Bunn, Jr. 3    Director
7

Daniel J. Downing                Director
Leslie V. Godridge                Director
Cameron F. MacRae, III 1            Director
Jill T. McGruder                Director
Newton P.S. Merrill 2                Director
Jonathan D. Niemeyer            Director
Donald J. Wuebbling                Director

Officers:
Jill T. McGruder    President and Chief Executive Officer
Mark E. Caner                    Sr. Vice President, Distribution
Daniel J. Downing                Sr. Vice President, Independent Agent Channel
Lisa B. Fangman                Sr. Vice President, Insurance Operations
James J. Fitzgerald                Sr. Vice President and Chief Information Officer
D. Todd Henderson                Senior Vice President, Chief Actuary, Risk and Data Officer
Kevin L. Howard                Sr. Vice President, General Counsel and Assistant Secretary
Bradley J. Hunkler                Sr. Vice President, Chief Financial Officer
Christopher D. Shipley            Sr. Vice President, Co-Chief Investment Officer
Paul C. Silva                    Sr. Vice President
Brendan M. White                Sr. Vice President, Co-Chief Investment Officer
Terrie A. Wiedenheft                Sr. Vice President, Commission Accounting and Finance
Charles M. W. Barrett                Vice President
James D. Conklin                Vice President
Wade M. Fugate                Vice President, Controller
Mark D. Hutchinson                Vice President
Jay V. Johnson                Vice President, Corporate Finance and Treasurer
Paul M. Kruth                    Vice President, Sales
Bruce W. Maisel                Vice President, Chief Compliance Officer
Justin K. Payne                Vice President
Rodrick L. Snyder                Vice President and Chief Audit Officer
Denise L. Sparks                Vice President, Information Services
Michael S. Speas                Vice President and Chief Information Security Officer
Jacob C. Steuber                Vice President
Scott J. Wittman                Vice President
Aaron J. Wolf                    Vice President, Chief Underwriter
Ayana Gordon                    Secretary
Lindsay M. Connelly                Assistant Vice President, Assistant Treasurer
Patrick F. McCormack                Assistant Vice President
Allen J. Miller                    Assistant Vice President
Kyle P. Miller                    Assistant Vice President
Clayton H. Morris                Assistant Vice President
James R. Murray                Assistant Vice President, Risk Management
John S. Musgrove                Assistant Vice President, Assistant Treasurer
Donald P. Myers                Assistant Vice President, Financial Reporting
Robert F. Noschang                Assistant Vice President
Christopher J. Roland                Assistant Vice President
Brandon R. Westmark                Assistant Vice President
Sarah Sparks Herron                Assistant Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1 Principal Business Address: 1540 Broadway, New York, NY 10036-4086
2 Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
3 Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

8

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

SEC National Integrity
Affiliate	State	Entity Abb	Ownership	Type of Business
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
505 Courtland Owner, LLC	DE	LLC	100% owned by Courtland Apartments, LLC	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alta 287 Owner, LLC	DE	LLC	100% owned by ALTA 287 Venture, LLC (DE)	real estate ownership entity(ies)
ALTA 287 Venture, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Aria JV, LLC	IN	LLC	74% owned by Lennox Zionsville Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Aria Zionsville, LLC	IN	LLC	100% owned by Aria JV, LLC	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Avienda Apartments Owner, LLC	DE	LLC	100% owned by Avienda Apartments Venture, LLC	ownership and operation of real estate
Avienda Apartments Venture, LLC	DE	LLC	55% owned by Avienda Investor Holdings, LLC	real estate ownership entity(ies)
Avienda Investor Holdings, LLC	DE		100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Avienda Investor Holdings, LLC	DE	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Beach CR Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Beach CR Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate holding company
Belle Ave Partners, LLC	OH	LLC	100% owned by Belle Ave Venture, LLC	ownership and operation of real estate
Belle Ave Venture, LLC	DE	LLC	50% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Boston Capital Corporate Tax Credit Fund XLIX	DE	LP	25.751% limited partnership interests owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
9

Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cartersville Venture Partners LLC	DE	LLC	100% owned by Etowah Joint Venture Partners LLC	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cary Macedonia Investor Holdings, LLC	DE	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Citiside JV, LLC	DE	LLC	67% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Citiside Owner, LLC	DE	LLC	99.5% owned by Citiside JV, LLC	ownership and operation of real estate
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Coconut Point Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate holding company
Coconut Point Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Courtland Apartments, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crescent Woods, LLC	OH	LLC	100% owned by ERG-CC Crescent Park Venture	ownership and operation of real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eastside Heights Residences Holdings, LLC	DE	LLC	72% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eastside Heights Residences, LLC	DE	LLC	100% owned by Eastside Heights Residences Holdings, LLC	ownership and operation of real estate
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
10

EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
ERG-CC Crescent Park Venture, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
ERG-CP Building 74 Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP Building 76 Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP Building 85 Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP Building 89 Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP Building 91 Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP Eagan IW Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-CP FM Portfolio Holdings, LLC	DE	LLC	100% owned by ERG-CP FM Portfolio JV LLC	real estate ownership entity(ies)
ERG-CP FM Portfolio JV LLC	DE	LLC	41% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
ERG-CP France Ave BP Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-CP Hunter Creek I Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP Hunter Creek II Owner LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek Holdings, LLC	ownership and operation of real estate
ERG-CP IN7 Park Creek Holdings, LLC	DE	LLC	100% owned by ERG-CP IN7 Park Creek JV, LLC	real estate ownership entity(ies)
ERG-CP IN7 Park Creek JV, LLC	DE	LLC	70% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
ERG-CP MN7 Last Mile Holdings LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile JV LLC	real estate ownership entity(ies)
ERG-CP MN7 Last Mile JV LLC	DE	LLC	67% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
ERG-CP Northpoint IC Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-CP Oriole Owner LLC	DE	LLC	100% owned by ERG-CP FM Portfolio Holdings LLC	ownership and operation of real estate
ERG-CP Piper Road Owner LLC	DE	LLC	100% owned by ERG-CP FM Portfolio Holdings, LLC	real estate ownership entity(ies)
ERG-CP Square A & E Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-CP Square B Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-CP Square C Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-CP Square F Owner LLC	DE	LLC	100% owned by ERG-CP MN7 Last Mile Holdings LLC	real estate ownership entity(ies)
ERG-HB Hotel Bozeman Holdings LLC	DE	LLC	52% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
11

ERG-HB Hotel Bozeman Owner LLC	DE	LLC	100% owned by ERG-HB Hotel Bozeman Holdings LLC	ownership and operation of real estate
Etowah Joint Venture Partners LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fabric Technologies, Inc.	DE	Corp.	100% owned by The Western and Southern Life Insurance Company	technology
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Springhurst Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fund management
Fort Washington Core Plus Fixed Income (ERISA) LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Core Plus Fixed Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund management
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund management
Fort Washington High Yield Investors II, LLC	DE	LLC	Managing Member is Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	Managing Member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by The Western and Southern Life Insurance Company	registered investment adviser
Fort Washington Private Equity Investors III, L.P.	DE	LP	General Partner is FWCP	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	General Partner is FWCP	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	General Partner is FWPEI V GP, LLC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	General Partner is FWPEI V GP, LLC	private equity fund
12

Fort Washington Private Equity Investors VI, L.P.	DE	LP	General Partner is FWPEI VI GP, LLC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	General Partner is FWPEI VII GP, LLC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	General Partner is FWPEI V GP, LLC	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	General Partner is FWPEI X GP, LLC	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	General Partner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI, L.P.	DE	LP	General Partner is FWPEI XI GP, LLC	private equity fund
Fort Washington Private Equity Investors XI-B, L.P.	DE	LP	General Partner is FWPEI XI GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors XI-K, L.P.	DE	LP	General Partner is FWPEI XI GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund IV-B, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund IV-Feeder, LLC	DE	LLC	General Partner is FWPEO IV GP, LLC	private equity feeder fund
13

Fort Washington Private Equity Opportunities Fund IV-K, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund V, L.P.	DE	LP	General Partner is FWPEO V GP, LLC	private equity fund
Fort Washington Private Equity Opportunities Fund V-B, L.P.	DE	LP	General Partner is FWPEO V GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund V-K, L.P.	DE	LP	General Partner is FWPEO V GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors II, L.P.	DE	LP	General Partner is FWPEI Small Market II GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors II-B, L.P.	DE	LP	General Partner is FWPEI Small Market II GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors III, L.P.	DE	LP	General Partner is FWPEI Small Market III GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors III-B, L.P.	DE	LP	General Partner is FWPEI Small Market III GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors III-K, L.P.	DE	LP	General Partner is FWPEI Small Market III GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors II-K, L.P.	DE	LP	General Partner is FWPEI Small Market II GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	General Partner is FWPEI Small Market II GP, LLC	private equity fund
Fort Washington Securities Lending Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Strategic Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund management
Fourth and Pike Apartments LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI Mauna Kea GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
14

FWPEI Small Market II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI Small Market III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEI XI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO IV GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
GDR Capital, LLC	DE	LLC	32% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
GDR Residential, LLC	DE	LLC	100% owned by GDR Capital, LLC	real estate ownership entity(ies)
Gerber Life Agency, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company
GS Lakeline AA Apartments Owner, LLC	DE	LLC	100% owned by GS Lakeline AA Apartments, LLC	real estate ownership entity(ies)
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS Nashville Hotel Owner, LLC	DE	LLC	100% owned by Nashville Hotel JV, LLC	ownership and operation of real estate
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Hambright Road Apartments Owner, LLC	DE	LLC	100% owned by Hambright Road Apartments Venture, LLC	real estate ownership entity(ies)
Hambright Road Apartments Venture, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
15

Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	DE	LLC	100% owned by River Hollow Investor Holdings, LLC	ownership and operation of real estate
HP AZB Co-Invest LP	DE	LP	93.7% owned by W&S Real Estate Holdings, LLC and 6.3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
HP AZB Holdings 1 LP	DE	LP	95.7% owned by HP AZB Holdings 2 LP	real estate ownership entity(ies)
HP AZB Holdings 2 LP	DE	LP	33.3% owned by HP AZB Co-Invest LP	real estate ownership entity(ies)
HP AZB Investments LP	DE	LP	100% owned by HP AZB Holdings 1 LP	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)
Integrity Life Insurance Company (ILIC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Jomax Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Jomax Residences, LLC	DE	LLC	100% owned by Jomax Holdings, LLC	real estate ownership entity(ies)
KC Blanco Springs MF, Ltd.	TX	LTD	100% owned by KCWSE Blanco Springs, LLC	ownership and operation of real estate
KCJAX NNN Industrial Investor Holdings, LLC	OH	LLC	100% owned by Western-Southern Life Assurance Company	real estate ownership entity(ies)
KCWSE Blanco Springs GP, LLC	DE	LLC	100% owned by KCWSE Blanco Springs, LLC	real estate ownership entity(ies)
KCWSE Blanco Springs, LLC	DE	LLC	30% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Kemah Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Kemah Residences, LLC	DE	LLC	100% owned by Kemah Holdings, LLC	ownership and operation of real estate
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Limestone Springs Residences Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Limestone Springs Residences, LLC	DE	LLC	100% owned by Limestone Springs Residences Holdings, LLC	ownership and operation of real estate
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
16

LSMO Tudor Apartments, LLC	MO	LLC	100% owned by Tudor Road Apartments JV, LLC	ownership and operation of real estate
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Holdings, LLC	DE	LLC	67.89% by Manchester Semmes OZ Fund, LLC (OH); 25.72% by Manchester Semmes OZ Fund No. 2, LLC (AL); and 1.39% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Residences, LLC	DE	LLC	100% owned by Manchester Holdings, LLC	real estate ownership entity(ies)
Manchester Semmes OZ Fund No. 2, LLC	AL	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Manchester Semmes OZ Fund, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mauna Kea Taft-Hartley Partners (ERISA), L.P.	DE	LP	General Partner is FWPEI Mauna Kea GP, LLC	private equity fund
McKinney Residences Holdings, LLC	DE	LLC	50% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
McKinney Residences, LLC	DE	LLC	100% owned by McKinney Residences Holdings, LLC	ownership and operation of real estate
Mosby Barclay West JV, LLC	DE	LLC	43% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mosby Barclay West, LLC	VA	LLC	100% owned by Mosby Barclay West JV, LLC	ownership and operation of real estate
Nashville Hotel JV, LLC	DE	LLC	52% owned by W&S REH and 3% by ERI	real estate ownership entity(ies)
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Nova Apartments, LLC	DE	LLC	100% owned by Nova Joint Venture, LLC	ownership and operation of real estate
Nova Joint Venture, LLC	DE	LLC	55% owned by Partin Settlement OZ Fund, LLC	real estate ownership entity(ies)
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Overland Park Investor Holdings LLC	DE	LLC	100% owned by Eagle Realty Capital Partners, LLC	real estate ownership entity(ies)
Overland Park Residence Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
17

Overland Park Residences, LLC	DE	LLC	100% owned by Overland Park Residences Holdings, LLC	ownership and operation of real estate
Park BLVD Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Park BLVD Residences, LLC	DE	LLC	100% owned by Park Blvd Holdings, LLC	real estate ownership entity(ies)
Parkway Crossings Apartments, LLC	DE	LLC	100% owned by Parkway Crossings Venture, LLC	real estate ownership entity(ies)
Parkway Crossings Venture, LLC	DE	LLC	55% owned by South Orange Kissimmee OZ Fund	real estate ownership entity(ies)
Partin Settlement Oz Fund, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Prairie Path Apts Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Project Titan SPV LLC	DE	LLC
44.2% owned by FWPEO Fund IV, L.P.; 16.4% owned by FWPEI X; 11.5% owned by FWPEO Fund IV-K; 7.5% owned by FWPEI X-B; 6.8% owned by FWPEI IX; 4% owned by FWPEO Fund IV-B; 3.3% owned by FWPE Small Market Investors X-S; 3.2% owned by FWPEI IX-B and IX-K.
private equity special purpose investment vehicle
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
Raleigh Hotel Holding Company LLC	DE	LLC	62% owned by W&SREH and 3% owned by ERI	real estate ownership entity(ies)
Raleigh Project Owner LLC	DE	LLC	100% owned by Raleigh Hotel Holding Company, LLC	ownership and operation of real estate
Rancho Presidio Fee Owner LLC	DE	LLC	100% owned by Rancho Presidio Land Partners LLC	real estate ownership entity(ies)
Rancho Presidio Land Partners LLC	DE	LLC	21.14% owned by W&S Real Estate Holdings and 3.86% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
18

Revel Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
River Hollow Investor Holdings, LLC	OH	LLC	98.33% owned by W&S Real Estate Holdings, LLC and 1.67% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
River Reserve Property Partners LLC	DE	LLC	27% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
River Venture Partners II LLC	DE	LLC	100% owned by River Reserve Property Partners LLC	real estate ownership entity(ies)
RPMI 2900 Thomas Ave Owner, LLC	DE	LLC	100% owned by RPMI 2900 Thomas Ave Venture, LLC	ownership and operation of real estate
RPMI 2900 Thomas Ave Venture, LLC	DE	LLC	70% owned by Beach CR Investor Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
San Diego Hotel Holding Company L.P.	DE	LP	72% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
San Diego Property Owner L.P.	DE	LP	100% owned by San Diego Hotel Holding Company L.P.	real estate ownership entity(ies)
Securities Lending Fund LLC	WI	LLC	Managing Member is Fort Washington Securities Lending Fixed Income LLC	fixed income fund management
Securities Lending Fund-B LLC	DE	LLC	Managing Member is Fort Washington Securities Lending Fixed Income LLC	fixed income fund management
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Orange Kissimmee OZ Fund, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
SW Flying Horse Development, LLC	DE	LLC	55% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
SW Flying Horse Owner, LLC	DE	LLC	100% owned by SW Flying Horse Development, LLC	ownership and operation of real estate
SW Link Phase I Development LLC	DE	LLC	47% owned by W&S Real Estate Holdings, LLC and 3% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SW Link Phase I Owner LLC	DE	LLC	100% owned by SW Link Phase I Development LLC	real estate ownership entity(ies)
Tamiami Senior Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
19

The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
Three Chopt AA Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Timacuan Apartment Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timberlake JV, LLC	DE	LLC	67% owned by W&S Real Estate Holdings, and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timberlake Owner, LLC	DE	LLC	100% owned by Timberlake JV, LLC	ownership and operation of real estate
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, LLC	NE	LLC	100% owned by Touchstone Advisors, Inc.	securities broker-dealer
Tudor Road Apartments JV, LLC	DE	LLC	62% owned by W&S Real Estate Holdings, LLC and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
TXFL NNN Office Investor Holdings, LLC	OH	LLC
40.7408% owned by Western-Southern Life Assurance Company, 29.6296% owned by The Lafayette Life Insurance Company, 14.8148% owned by Integrity Life Insurance Company, 14.8148% owned by National Integrity Life Insurance Company real estate ownership entity(ies)
UGR Holdings, LLC	DE	LLC	99% owned by University Shade Investor Holdings, LLC (OH) and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
University Groves Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
20

Via Coconut Development LLC	DE	LLC	52% owned by Coconut Point Investor Holdings, LLC and 3% owned by ERI	real estate ownership entity(ies)
Via Coconut Titleholder LLC	DE	LLC	100% owned by Via Coconut Development LLC	ownership and operation of real estate
Vinings Trace, LLC	IN	LLC	99% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Advisory Services, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)
W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
W&S Ventures, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)
Warrenville Property Partners LLC	DE	LLC	100% owned by Warrenville Venture Partners LLC	real estate ownership entity(ies)
Warrenville Venture Partners LLC	DE	LLC	49% owned by Prairie Path Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WestAd Leasing, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by Western & Southern Mutual Holding Company (WSMHC)	holding company
21

Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Owned by certain policy holders of The Lafayette Life Insurance Company and The Western Southern Life Insurance Company	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Workforce Apartments Investor, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company - Separate Account A	real estate ownership entity(ies)
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)

Item 30.    Indemnification
National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:
To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:
(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;
(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and
(c) the related expenses of any such person in any other of said categories may be advanced by the Company.
Item 31.    Principal Underwriters
(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.
(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:
Directors:
Jill T. McGruder        Director
Jonathan D. Niemeyer        Director
Donald J. Wuebbling        Director

Officers:
Benjamin J. Alge        President
Mary T. Mock                    Senior Vice President
Julie L. Morse                    Senior Vice President
Erik M. Aatrs                    Vice President
Timothy J. Costanza                Vice President, Managing Director
Richard M. Koerner                Vice President
22

Julie L. Smith                    Vice President
Timothy S. Stearns                Vice President
Terrie A. Wiedenheft                Chief Financial Officer, Treasurer
Scott J. Wittman                Vice President
Tyler S. Renners                Secretary
Timothy A. Bray                Divisional Vice President
Lindsay M. Connelly                Assistant Vice President, Assistant Treasurer
Michael Day                    Divisional Vice President
Thomas Grout                    Divisional Vice President
Michael S. Jones                Assistant Vice President
William Kussin                    Divisional Vice President
Joshua M. Masters                Assistant Vice President
John S. Musgrove                Assistant Vice President, Assistant Treasurer
Shawn M. Scott                Chief Compliance Officer

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
(c) Not applicable.
Item 32.    Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.
Item 33.    Management Services
There are currently no management-related services provided to the Registrant.
Item 34.    Fee Representation
Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

23

EXHIBIT INDEX

Item 27(k) Legal Opinion and Consent of Counsel.

Item 27(l) Other Opinions - Consent of Independent Registered Public Accounting Firm.

24

National Integrity AnnuiChoice II    April 23, 2026
SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 23, 2026.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

National Integrity AnnuiChoice II    April 23, 2026
SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 23, 2026.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 23, 2026

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 23, 2026

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 23, 2026

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 23, 2026	April 23, 2026
/s/ Daniel J. Downing	/s/ Jonathan D. Niemeyer
Daniel J. Downing	Jonathan D. Niemeyer
April 23, 2026	April 23, 2026
/s/ Donald J. Wuebbling
Donald J. Wuebbling
April 23, 2026

National Integrity AnnuiChoice II    April 23, 2026
SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 23, 2026.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 23, 2026

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 23, 2026

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 23, 2026

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for John P. Zanotti
April 23, 2026
April 23, 2026

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Robert L. Lawrence	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 23, 2026	April 23, 2026

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 23, 2026